   As filed with the Securities and Exchange Commission on December 31, 1998.

                                                 1933 Act Registration No. 33-12
                                                      1940 Act File No. 811-4401



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ___________________

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Post-Effective Amendment No. 47
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
         |X|
                                Amendment No. 49
                        (Check appropriate box or boxes)

                               ___________________


                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.

               (Exact name of registrant as specified in charter)


         215 NORTH MAIN STREET
         WEST BEND, WISCONSIN                                 53095
         (Address of Principal Executive Offices)             (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 334-5521


                               ROBERT J. TUSZYNSKI
                             President and Director
                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                              215 NORTH MAIN STREET
                           WEST BEND, WISCONSIN 53095
                     (Name and Address of Agent for Service)

                                    Copy to:

                            CONRAD G. GOODKIND, ESQ.
                               Quarles & Brady LLP
                            411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

         Approximate Date of Proposed Public Offerings: As soon as practicable following the effective date of this amendment to the registration statement.

It is proposed that this filing will become effective
 X    immediately upon filing pursuant to paragraph (b)
___  on (Date) pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on (date) pursuant to paragraph (a)(1)
        75 days after filing pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:
___  this post-effective amendment designates a new
effective date for a previously filed post-effective
amendment
                               ___________________

         Registrant has elected to register an indefinite number of shares of Common Stock, $0.001 par value, pursuant to Rule 24f-2 under the Investment Com-pany Act of 1940. The Registrant's Rule 24f-2 Notice for the year ended Decem-ber 31, 1997 was filed on February 26, 1998.

                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                            MANAGED GROWTH PORTFOLIO


         This Prospectus has information about the Managed Growth Portfolio (the "Portfolio"), a mutual fund within the Principal Preservation Portfolios, Inc. family of funds.

         The investment objective of the Managed Growth Portfolio is long-term capital appreciation. The Portfolio invests in publicly traded common stocks based on their growth characteristics. The Portfolio's focus is on established U.S. companies whose market capitalizations are within the S&P Midcap 400 Index capitalization range. B.C. Ziegler and Company is the Portfolio's investment adviser, and Geneva Capital Management Ltd. is its sub-adviser, primarily responsible for the day-to-day management of the Portfolio's investments. As used in this Prospectus, the "Adviser" collectively means B.C. Ziegler and Com-pany and Geneva Capital Management Ltd.

         You can buy either Class A or Class B shares of the Portfolio. You pay a sales charge when you buy Class A shares (a front-end sales load). You pay a sales charge when you sell (redeem) Class B shares that you have held for less than six years (a contingent deferred sales load).

================================================================================
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE
OR COMPLETE.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.
================================================================================

The date of this Prospectus is January 1, 1999.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
RISK/RETURN SUMMARY...........................................................3
         Investment Objective.................................................3
         Investment Strategy..................................................3
         Investment Risks.....................................................3
         Expenses.............................................................4
         Example..............................................................4

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RISKS..........................5
         Objective and Strategies.............................................5
         Risks................................................................6

MANAGEMENT....................................................................7
         Investment Adviser...................................................7
         Sub-Adviser..........................................................7
         Portfolio Managers...................................................7

HOW TO PURCHASE SHARES........................................................8
         General Information..................................................8
         Minimum Purchase Amounts.............................................8
         Two Classes of Shares................................................8
         Purchasing Class A Shares............................................9
         Purchasing Class B Shares...........................................13
         Distribution Expenses...............................................14
         Methods for Purchasing Shares.......................................15

HOW TO REDEEM SHARES.........................................................17
         General Information.................................................17
         Redemptions.........................................................17
         Receiving Redemption Proceeds.......................................19
         Other Information About Redemptions.................................19

EXCHANGING SHARES............................................................21
         General Information.................................................21
         Sales Charges Applicable to Exchanges...............................21
         Rules and Requirements for Exchanges................................22
         Methods for Exchanging Shares.......................................23

SHAREHOLDER SERVICES.........................................................24
         Systematic Purchase Plan............................................24
         Systematic Withdrawal Plan..........................................24
         Tax-Sheltered Retirement Plans......................................25

OTHER INFORMATION............................................................25
         Determination of Net Asset Value Per Share..........................25
         Dividends, Capital Gains Distributions and Reinvestments............25
         Tax Status..........................................................26

                               RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE

         The Managed Growth Portfolio's investment objective is long-term capital appreciation. It pursues this goal by investing in publicly traded common stocks.

INVESTMENT STRATEGY

         The principal investment strategy of the Portfolio is to invest in established companies based on their growth characteristics. Companies with consistent records of performance, experienced management and accelerated earnings history are selected for investment if the Adviser believes their potential for growth is superior to the broader securities markets and others in their industries. The Portfolio's investment focus is on U.S. companies whose market values are within the market capitalization range of the companies comprising the S&P Midcap 400 Index.

         The Portfolio is designed for investors who want to invest in mid-cap growth stocks, can assume greater than average risk and have a long-term investment horizon.

INVESTMENT RISKS

        Because common stocks fluctuate in price, the value of the Portfolio will go up and down. Common stock prices tend to rise and fall in tandem with changes in the stock markets generally. The common stocks held by the Portfolio also may not fluctuate in the same way as the stock markets generally because of factors affecting a particular industry or company. Moreover, mid-cap stocks involve greater risk than large company stocks, especially at the lower end of the Adviser's capitalization range.

         An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

         There is no assurance that the Portfolio will achieve its investment objective. The Portfolio commenced operations in January 1998 and has no performance history.

EXPENSES

         The following table describes the fees and expenses that you may pay if you buy, hold, sell or exchange Class A or Class B shares of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A SHARES                   CLASS B SHARES
                                                                --------------                   --------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)(1)                     5.25%                            None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                                                 None                             None
Contingent Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, whichever is less)(2)                           None                            5.00%
Redemption Fees ($12.00 charge for each wire
redemption)                                                          None                             None
Exchange Fee                                                        $5.00                            $5.00


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                CLASS A SHARES                   CLASS B SHARES
Management Fees Agent(3)                                             0.75%                           0.75%
Distribution (12b-1) Fees                                            0.25%                           1.00%
Other Expenses(4)
     Custodian Fees                                                  0.07%                           0.07%
     Transfer Agent Fees                                             0.03%                           0.03%
     Other Fees                                                      0.65%                           0.65%
                                                                ----------                        --------
Total Other Expenses                                                 0.75%                           0.75%
                                                                ----------                        --------

Annual Fund Operating Expenses(3)                                    1.75%                           2.50%


___________________________

(1) You may qualify for a lower front-end sales charge on your purchases of Class A shares. See "How to Purchase Shares" and "Shareholder Services."

(2) The contingent deferred sales charge is reduced for each year that the Class B shares are owned, and is eliminated after six years. See "How to Purchase Shares" and "Shareholder Services."

(3) The Adviser has committed to waive management fees for 1999 so that the total operating expenses for the Class A and Class B shares of the Portfolio will not exceed 1.25% and 2.00%, respectively, of the Portfolio's average daily net assets.

(4) Other Expenses are based on estimated amounts for the current fiscal year, before applicable fee waivers and expense reimbursements. See note (3).

EXAMPLE

         THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEMED ALL OF YOUR SHARES AT THE END OF THOSE PERIODS (OTHER THAN THE LAST COLUMN WHICH ASSUMES YOU DO NOT REDEEM YOUR SHARES). THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE PORTFOLIO'S OPERATING EXPENSES REMAIN THE SAME. THE EXAMPLE IS FOR COMPARISON PURPOSES ONLY, BECAUSE ACTUAL RETURNS AND COSTS MAY BE DIFFERENT.


                            CLASS A SHARES            CLASS B SHARES        CLASS B SHARES WITHOUT REDEMPTION

After 1 Year                     $  646                     $  703                          $203

After 3 Years                    $1,003                     $1,128                          $734





              INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RISKS

OBJECTIVE AND STRATEGIES

         To achieve its objective of long-term capital appreciation, the Portfolio invests in publicly traded common stocks. The principal strategy of the Portfolio is to invest in established companies based on their growth characteristics. The Portfolio's investment focus is on U.S. companies whose market values are within the market capitalization range of the companies comprising the S&P Midcap 400 Index (approximately $500 million to $20 billion), although the Portfolio may invest in companies outside this range. The Adviser believes that these middle market capitalization (mid-cap) stocks provide better long-term returns than large company stocks and lower risk than small company stocks.

         In selecting growth stocks for the Portfolio, the Adviser emphasizes a "bottom-up" fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management and analysis of its financial statements and public disclosures). The Adviser's "bottom-up" approach is supplemented by "top down" considerations (i.e., reviewing general economic conditions in analyzing their effect on various industries). The Adviser also screens out high risk ideas such as securities that are not traded on U.S. exchanges, turnaround stories, initial public offerings and companies that have less than three years of operating history or do not have earnings. The Adviser then focuses on companies that it believes are outperforming or growing faster than others in their industry, and applies a proprietary valuation model to determine their values compared to the broader securities markets. Stocks that meet the above criteria are reviewed and approved by the portfolio management team before they are purchased for the Portfolio. The Adviser also seeks industry diversification in its investment approach, and invests in companies that have leading positions in industries that offer growth potential.

         The Adviser buys stocks for the Portfolio with the intent of holding them for the long term. It does not generally engage in market-timing or short-term trading strategies. However, the Adviser generally will sell some or all of a company's stock if: (a) the Adviser perceives a major change in the long-term outlook for the company or its industry, (b) the stock becomes extremely overvalued based on the Adviser's proprietary valuation model, (c) the market value of the particular holding represents more than 5% of the Portfolio's total assets or (d) more than 15% of the Portfolio's total assets are invested in a single industry.

         The Portfolio may, from time to time, invest in short-term instruments such as U.S. Treasury bills, certificates of deposit, high quality commercial paper and money market funds, to maintain liquidity to meet anticipated redemptions, and pending investment in common stocks. Normally, less than 5% of the Portfolio's assets will be invested in short-term instruments. However, the Portfolio may invest without limitation in such short-term instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions. These temporary defensive positions are inconsistent with the Portfolio's principal strategies and make it more difficult for the Portfolio to achieve its investment objective.

RISKS

         The Portfolio's share price (or net asset value) and total return will increase or decrease, depending on the changes in the value of the common stocks in its investment portfolio. Common stocks are subject to market risk and objective risk. Market risk means that stock prices will rise and fall over short and even extended periods as the securities markets generally rise and fall. Markets are affected by various factors, including general economic trends and conditions, interest rate changes and political events. Objective risk is the risk that the stocks actually held by the Portfolio may not fluctuate in the same way as the securities markets generally. This is because the Portfolio selects stocks for investment according to defined objectives and strategies. Stocks in a particular industry or market sector may perform better or worse than the securities markets, and a particular stock may increase or decrease in value more than other companies in that industry. In addition, the mid-cap stocks in which the Portfolio invests involve greater risk and price volatility than large company stocks, especially at the lower end of the Adviser's capitalization range (i.e., under $1.0 billion). Mid-cap companies may have relatively lower revenues, limited product lines, less management depth and a lower share of the market for their products or services as compared to larger companies.

         The Portfolio's investment objective may be changed by the Board of Directors without shareholder approval, although the Board does not plan to do so.

                                   MANAGEMENT

INVESTMENT ADVISER

         B.C. Ziegler and Company ("Ziegler") is the Portfolio's investment adviser. In addition to the Portfolio, Ziegler privately manages numerous customer advisory accounts. As of January 1, 1998, Ziegler managed approximately $1.6 billion of assets. An affiliate of Ziegler (Ziegler Asset Management, Inc.) manages the other mutual funds included in the Principal Preservation family of funds. Ziegler also serves as distributor, accounting/pricing agent and transfer and dividend disbursing agent to the Portfolio. Ziegler is a wholly-owned subsidiary of The Ziegler Companies, Inc., a publicly-owned financial services holding company. Its address is 215 North Main Street, West Bend, Wisconsin 53095.

         Under the terms of the Investment Advisory agreement, Ziegler provides the Portfolio with overall investment advisory and administrative services. As compensation for serving as investment adviser to the Portfolio, Ziegler receives an annual advisory fee, payable in monthly installments, equal to 0.75% on the first $250 million of the Portfolio's average daily net assets, 0.70% on the next $250 million, and 0.65% on average daily net assets in excess of $500 million.

SUB-ADVISER

         Geneva Capital Management Ltd. ("Geneva") serves as sub-adviser to the Portfolio and is responsible for managing its assets (subject to Ziegler's oversight). Under the terms of the Sub-Advisory Agreement, Geneva makes investment decisions for the Portfolio and supervises the acquisition and disposition of the Portfolio's investments. In addition to managing the Portfolio, Geneva manages numerous customer accounts as an investment adviser, and at December 31, 1998 had approximately $369 million under discretionary management. Geneva's investment team focuses primarily on mid-capitalization growth stocks. Its portfolio managers average almost 20 years in the investment business. Geneva receives a sub-advisory fee which is paid by Ziegler (and not by the Portfolio) out of its advisory fee. Geneva's address is 250 East Wisconsin Avenue, Suite 1050, Milwaukee, Wisconsin 53202.

PORTFOLIO MANAGERS

         An investment team, consisting of William A. Priebe, Amy S. Croen and John J. O'Hare II, all of whom are officers of Geneva and chartered financial analysts (CFAs), is primarily responsible for the day-to-day management of the Portfolio's investments. The team selects securities for investment after thorough discussion and approval by its members. No stock may be bought or sold without prior team approval. Mr. Priebe has been Principal and President of Geneva since 1987 after having managed assets for First Wisconsin Trust Co. Mr. Priebe received an MBA from the University of Chicago in 1977, an MA in Finance from Northern Illinois University in 1968 and a BA from Northern Illinois University in 1965.

Ms. Croen has been Principal and Executive Vice President of Geneva since 1987, after serving as a securities analyst for First Wisconsin Trust Co. for six years. Ms. Croen received an MBA from Columbia University in 1979 and a BA from Princeton University in 1975. Mr. O'Hare has been Vice President of Geneva since 1997. From 1992 to 1997, he was a senior analyst at The Nicholas Funds. Before then he was a securities analyst for Barrington Research and Kemper Securities. Mr. O'Hare received a BA from the University of Wisconsin-Whitewater in 1981.


                             HOW TO PURCHASE SHARES

GENERAL INFORMATION

         You may buy Class A shares or Class B shares of the Portfolio through Principal Preservation's distributor, B.C. Ziegler and Company (the "Distributor"), and Selected Dealers (including banks) who have agreements with respect to the distribution of shares of the Portfolio. You also may purchase shares in connection with asset allocation programs, wrap free programs and other programs of services offered or administered by broker-dealers, investment advisers, financial institutions and certain other service providers, provided the program meets certain standards established from time to time by the Distributor.

MINIMUM PURCHASE AMOUNTS

         The Portfolio has established minimum amounts that a person must invest to open an account initially, and to add to the account at later times. The minimum initial investment amount is $1,000 and additional investment amount is $50. However, for IRAs, Keogh plans, self-directed retirement accounts and custodial accounts under the Uniform Gifts/Transfers to Minors Act, the minimum initial investment amount is $500 and the minimum additional investment amount is $25. The minimums are also reduced for purchases through the Systematic Purchase Plan. See "Shareholder Services - Systematic Purchase Plan" below.

         There is no minimum additional investment requirement for purchases of shares of the Portfolio if: (i) the purchase is made in connection with an exchange from another mutual fund within the Principal Preservation family of funds; (ii) reinvestment of distributions received from another mutual fund within the Principal Preservation family of funds or from various unit investment trusts sponsored by the Distributor; (iii) the reinvestment of interest and/or principal payments on bonds issued by Ziegler Mortgage Securities, Inc. II; and (iv) reinvestments of interest payments on bonds underwritten by the Distributor.

TWO CLASSES OF SHARES

         This Prospectus describes two classes of shares, Class A shares and Class B shares. You pay a sales charge immediately when you purchase Class A shares (front-end sales charge).

You pay a sales charge when you redeem Class B shares held for less than six years (contingent deferred sales charge). In addition, you pay higher "12b-1 fees" and thus higher annual operating expenses for Class B shares than Class A shares.

         Whether you should purchase Class A or Class B shares depends on how long you intend to hold the shares and the size of your investment. If you intend to own shares for more than six years and have a smaller investment, you should consider Class B shares. If you plan to redeem shares in less than six years or have a larger investment, you should consider Class A shares. The following table shows some of the differences between Class A and Class B shares:


CLASS A SHARES                                              CLASS B SHARES
--------------                                              --------------
Maximum 5.25% front-end sales charge                        No front-end sales charge

No contingent deferred sales charge                         Maximum 5.0% contingent deferred sales
                                                            charge (reducing each year you own your
                                                            shares, and going to zero after six years)

Lower annual expenses, including the 12b-1                  Higher annual expenses, including the 12b-1
fee, than Class B shares                                    fee, than Class A shares

No conversion to Class B shares                             Automatic conversion to Class A shares after
                                                            eight years


         You should bear in mind that exchanges of shares among the various mutual funds included in the Principal Preservation family can be made only for shares of the same Class, except that Class A shares of any Principal Preservation mutual fund may be exchanged for Class X (Retail Class) shares of the Cash Reserve Portfolio, and vice versa. As a result, Class B shares can be exchanged only for shares of the other Portfolios that offer Class B shares.

PURCHASING CLASS A SHARES

         Front-End Sales Charge. You may purchase Class A shares of the Portfolio at the public offering price, which is the net asset value plus a maximum front-end sales charge of 5.25%. The front-end sales charge is reduced or eliminated on certain purchases, as described below.

         The table below shows the front-end sales charges (expressed as a percentage of the public offering price and of the net amount invested) in effect for purchases of Class A shares of the Portfolio.


                                                                   PUBLIC OFFERING                  NET AMOUNT
              SIZE OF INVESTMENT                                        PRICE                        INVESTED
              ------------------                                   ---------------                  ----------
Less than $25,000                                                       5.25%                         5.54%

$25,000 but less than $50,000                                           5.00%                         5.26%

$50,000 but less than $100,000                                          4.75%                         4.98%

$100,000 but less than $250,000                                         3.75%                         3.40%

$250,000 but less than $500,000                                         3.00%                         3.09%

$500,000 but less than $1,000,000                                       2.00%                         2.04%

$1,000,000 or more                                                       None                          None


         Reduced Front-End Sales Charges. There are several ways to pay a lower sales charge. One is to increase the initial investment to reach a higher discount level. The scale in the table above is applicable to initial purchases of Portfolio shares by any "purchaser." The term "purchaser" includes (1) an individual, (2) an individual, his or her spouse and their children under the age of 21 purchasing shares for his or her own accounts, (3) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account, (4) a pension, profit-sharing, or other employee benefit plan qualified or non- qualified under Section 401 of the Internal Revenue Code, (5) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code, (6) employee benefit plans qualified under Section 401 of the Code of a single employer or employers who are "affiliated persons" of each other within the meaning of
Section 2(a)(3)(c) of the Act, or (7) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. This definition allows persons to aggregate their investment with others under certain circumstances.

         Another way to pay a lower sales charge is for a "purchaser" to add to his investment so that the current offering price value of his shares, plus the new investment, reach a higher discount level. For example, if the current offering price value of the shares held by a shareholder in the Portfolio equals $100,000, the shareholder will pay a reduced sales charge on additional purchases of shares. If the shareholder invested an additional $100,000, the sales charge would be 3.75% on that additional investment. Your holdings of Class A and Class B shares in all Principal Preservation Portfolios which have a sales charge will be aggregated in determining the break-point at which you are entitled to purchase in the Portfolio.

         A third way is for a "purchaser" to sign a non-binding statement of intention to invest $25,000 or more over a 13 month period in any one or combination of Principal Preservation

Portfolios which have a sales charge. If the purchases are completed during that period, each purchase will be at a sales charge applicable to the aggregate of the shareholder's intended purchases. Under terms set forth in the statement of intention, shares valued at 5% of the amount of the intended purchases are escrowed and will be redeemed to cover the additional sales charge payable if the intended purchases are not completed. Any remaining shares held in escrow will be released to the purchaser. A purchaser will continue to earn dividends and capital gains distributions declared by the Portfolio with respect to shares held in escrow.

         A reduced front-end sales charge is also available on the purchase of Class A shares by members of a qualified group. The sales charge for such persons is calculated by taking into account the aggregate dollar value of shares of all Principal Preservation shares sold subject to a sales charge being purchased or currently held by all members of the group. Further information on group purchases is contained in "Purchase of Shares" in the Statement of Additional Information.

         Finally, Class A shares may be purchased with a reduced sales charge of
0.50 of 1% by directors of The Ziegler Companies, Inc. who are not also employees of the Distributor.

         To receive the benefit of the reduced sales charge, you must inform Principal Preservation, the Distributor or the Selected Dealer that you qualify for such a discount.

         Purchases Without a Front-End Sales Charge. Class A shares of the Portfolio may be purchased at net asset value (that is, without a front-end sales charge) by various types of purchasers as described below.


$1.0 Million Purchases                Class A shares may be purchased without a
                                      sales charge by a purchaser buying at
                                      least $1.0 million of shares or the value of whose account at the time of purchase is at least $1.0 million, if the purchase is made through a Selected Dealer who has executed a dealer agreement with the Distributor.

Employee Benefit Plans                Any pension, profit sharing or other
                                      employee benefit plan qualified under
                                      Section 401 of the Internal Revenue Code that purchased shares of any Principal
                                      Preservation mutual fund prior to July 1, 1998 may purchase Class A shares without a sales charge.

State and Municipal                  Class A shares of the Portfolio also may
Governments and                      be purchased without a sales charge by
Charities                            any state, county or city, or any
                                     instrumentality, department, authority or agency thereof, and by any nonprofit organization operated for religious, charitable, scientific, literary, educational or other benevolent purpose which is exempt from federal income tax pursuant to Section 501(c)(3) of the Internal Revenue Code; provided that any such purchaser must purchase at least
                                     $500,000 of Class A shares, or the value of such purchaser's account at the time of purchase must be at least $500,000.

Investors Transferring               Class A shares may also be purchased
From Unrelated Load                  without a sales charge when payment for
Funds                                those shares represents the proceeds from
                                     the redemption of shares of another
                                     mutual fund which charges a sales charge and which is not part of Principal
                                     Preservation. However, the redemption of those shares must have occurred no more than 90 days prior to the purchase of shares of the Portfolio.

Persons Associated with              Class A shares may be purchased without a
Principal Preservation               sales charge by: Directors and officers
and Its Service Providers            of Principal Preservation (including
                                     shares purchased jointly with or
                                     individually by any such person's spouse
                                     and shares purchased by any such person's
                                     children or grandchildren under age 21);
                                     employees of the Distributor, Selected
                                     Dealers, Skyline Asset Management, L.P.
                                     (the sub-adviser to the Select Value
                                     Portfolio) and Geneva, and the trustee or
                                     custodian under any pension or profit-
                                     sharing plan established for the benefit
                                     of the employees of any of the foregoing.
                                     The term "employee" includes an
                                     employee's spouse (including the
                                     surviving spouse of a deceased employee),
                                     parents (including step-parents and in-
                                     laws), children, grandchildren under age
                                     21, siblings, and retired employees.

Reinvestments of                     Class A shares may be purchased without a
Distributions From                   sales charge upon the reinvestment of
Principal Preservation               distributions from any Principal
Mutual Funds and Other               Preservation mutual fund, or investment
Investment Vehicles                  of distributions from various unit
Sponsored by Ziegler                 investment trusts sponsored by the
                                     Distributor; the reinvestment of
                                     principal or interest payments on bonds
                                     issued by Ziegler Mortgage Securities,
                                     Inc. II; or the reinvestment of interest payments on bonds underwritten by the Distributor.

Purchases Through                     Class A shares may be purchased without a
Certain Investment                    sales charge through an asset allocation
Programs                              program, wrap fee program or similar
                                      program of services offered or
                                      administered by a broker-dealer,
                                      investment adviser, financial institution or other service provider, provided the program meets certain standards established from time to time by the Distributor. You should read the program materials provided by the service provider, including information related to fees, in conjunction with this Prospectus. Certain features of the
                                      Portfolio may not be available or may be modified in connection with the program of services. When shares are purchased this way, the service provider, rather than you as the service provider's customer, may be the shareholder of record for the shares. The service provider may charge fees of its own in connection with your participation in the program of services. Certain service providers may receive compensation from
                                      Principal Preservation and/or  the
                                      Distributor for providing such services.

Reinvestment Privilege                You may reinvest all or part of the
                                      redemption proceeds in Class A shares of the Portfolio, without a front-end sales charge, if you send written notice to Principal Preservation or the Transfer
                                      Agent not more than 90 days after the
                                      shares are redeemed.  Your redemption
                                      proceeds will be reinvested on the basis of net asset value of the shares in effect immediately after receipt of the written request. You may exercise this reinvestment privilege only once upon redemption of your shares. Any capital gains tax you incur on the redemption of your shares is not altered by your subsequent exercise of this privilege.
                                      If the redemption resulted in a loss and reinvestment is made in shares, the loss will not be recognized.


PURCHASING CLASS B SHARES

         You may purchase Class B Shares at net asset value with no front-end sales charge. However, you pay a contingent deferred sales charge (expressed as a percent of the lesser of the current net asset value or original cost) if you redeem your Class B shares within six years after purchase. No contingent deferred sales charge is imposed on any shares that you acquire through the reinvestment of dividends and capital gains distributions paid by the Portfolio on your Class B shares. To reduce your cost, when you redeem shares in the Portfolio, you will redeem either shares that are not subject to a contingent deferred sales charge (i.e., those purchased through the reinvestment of dividends and capital gains), if any, or shares with the lowest contingent deferred sales charge. The contingent deferred sales charge is waived upon redemption of shares following the death or disability of a shareholder or for mandatory or hardship distributions from retirement plans, IRAs and 403(b) plans or to meet certain retirement plan requirements.

         Contingent Deferred Sales Charge. The table below shows the contingent deferred sales charge applicable to Class B shares based on how long you hold the shares before redeeming them. The percentages reflected in the table are based on the net asset value of your Class B shares at the time of purchase or at the time of redemption, whichever is less.


HOLDING                                         CONTINGENT DEFERRED SALES CHARGE
-------                                         --------------------------------
1 Year or less                                              5.00%

More than 1 Year, but less than 3 Years                     4.00%

3 Years, but less than 4 Years                              3.00%

4 Years, but less than 5 Years                              2.00%

5 Years, but less than 6 Years                              1.00%

6 Years or More(1)                                          None


---------------------

(1) Class B shares convert to Class A shares automatically after they have been held for eight years.

DISTRIBUTION EXPENSES

         In addition to the front-end or contingent deferred sales charges that apply to the purchase of shares, the Portfolio has adopted a Distribution Plan (the "Plan") under Rule 12b-1 that allows the Portfolio to pay distribution and other fees for the sale of its shares and for services provided to shareholders. The Plan permits payments to be made by the Portfolio to the Distributor to reimburse it for expenditures incurred by it in connection with the distribution of the Portfolio's shares to investors, and to provide compensation to the Distributor in connection with sales of Class B shares.

         Under the Plan, the Portfolio pays a service fee of up to 0.25 of 1% of the Portfolio's average daily net assets for both Class A and Class B shares. This shareholder servicing fee is used to reimburse the Distributor for certain shareholder services as described above. In addition, the Portfolio pays a distribution fee of 0.75 of 1% of the portion of the Portfolio's average daily net assets represented by its Class B shares. This distribution fee is compensatory in nature, meaning the Distributor is entitled to receive the fee regardless of whether its costs and expenses equal or exceed the fee. Class B shares automatically convert to Class A shares eight years after purchase, after which time the shares no longer are subject to this distribution fee but, like all other Class A shares, remain subject to the service fee.

         Because the distribution and service fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

METHODS FOR PURCHASING SHARES

         All purchases must be in U.S. dollars and your check must be drawn on a U.S. bank. Principal Preservation will not accept cash or traveler's checks. If your check does not clear, your purchase will be canceled and you will be responsible for any losses and any applicable fees.

         Your order for the purchase of shares will be deemed to have been received when it is physically received by the Transfer Agent, the Distributor, a Selected Dealer or certain other financial services firms that have entered into an agreement with Principal Preservation appointing the firm as an agent of Principal Preservation for the purpose of accepting share purchase and redemption orders. Such financial services firms are authorized under this agreement to designate other intermediaries to accept share purchase and redemption orders on their behalf. If your purchase order is received prior to the close of trading on the New York Stock Exchange, it will be invested at the net asset value (less the applicable sales charge for Class A shares) computed for the Portfolio on that day. If your order is received after the close of trading on the New York Stock Exchange, it will be invested at the net asset value (less the applicable sales charge for Class A shares) determined for the Portfolio as of the close of trading on the New York Stock Exchange on the next business day.

         The following describes the different ways in which you may purchase shares and the procedures you must follow in doing so.

====================================================================================================================
                                                                                             TO ADD TO
     METHOD OF PURCHASE                   TO OPEN A NEW ACCOUNT                         AN EXISTING ACCOUNT
====================================================================================================================
BY MAIL OR PERSONAL          1.   Complete the Account                       1.  Complete the Additional
DELIVERY                          Application included in this                   Investment form included
                                  prospectus.                                    with your account
Personally deliver or                                                            statement.  Alternatively,
send by First Class or       2.   Make your check or money                       you may write a note
Express Mail or Private           order payable to: "Principal                   indicating your account
Delivery Service to:              Preservation."                                 number.

Principal Preservation            Note: The amount of your                   2.  Make your check payable to
215 N. Main Street                purchase must meet the                         "Principal Preservation."
West Bend WI 53095                applicable minimum initial
                                  investment account.  See                   3.  Personally deliver or mail
                                  "Purchasing Shares -- Minimum                  the Additional Investment
                                  Purchase Amounts."                             Form (or note) and your
                                                                                 check or money order.
                             3.   Personally deliver or mail the
                                  completed Account Application
                                  and your check or money order.
--------------------------------------------------------------------------------------------------------------------
AUTOMATICALLY                     Not Applicable                             USE ONE OF PRINCIPAL PRESERVATION'S
                                                                             AUTOMATIC INVESTMENT PROGRAMS.
                                                                             Sign up for these services when you
                                                                             open your account, or call 1-800-
                                                                             826-4600 for instructions on how to
                                                                             add them to your existing account.

                                                                             SYSTEMATIC PURCHASE PLAN.  Make
                                                                             regular, systematic investments into
                                                                             your Principal Preservation
                                                                             account(s) from your bank checking
                                                                             or NOW account.  See "Shareholder
                                                                             Services -- Systematic Purchase Plan."

                                                                             AUTOMATIC DIVIDEND REINVESTMENT.
                                                                             Unless you choose otherwise, all of
                                                                             your dividends and capital gain
                                                                             distributions automatically will be
                                                                             reinvested in additional Portfolio
                                                                             shares.  You also may elect to have
                                                                             your dividends and capital gain
                                                                             distributions automatically invested
                                                                             in shares of another Principal
                                                                             Preservation mutual fund.
---------------------------------------------------------------------------------------------------------------------

====================================================================================================================
                                                                                             TO ADD TO
     METHOD OF PURCHASE                   TO OPEN A NEW ACCOUNT                         AN EXISTING ACCOUNT
====================================================================================================================
TELEPHONE                             BY EXCHANGE                                      BY EXCHANGE

1-800-826-4600               Call to establish a new account by              Add to an account by exchanging
                             exchanging funds from an existing               funds from another Principal
                             Principal Preservation account.  See            Preservation account.  See
                             "Exchanging Shares."                            "Exchanging Shares."
------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES           You may purchase shares in the Portfolio        You may purchase additional shares
FIRMS                        through a broker-dealer or other financial      in the Portfolio through a broker-
                             service firm that may charge a                  dealer or other financial services
                             transaction fee.                                firm that may charge a transaction
                                                                             fee.
                             Principal Preservation may accept
                             requests to purchase shares into a              Principal Preservation may accept
                             broker-dealer street name account only          requests to purchase additional
                             from the broker-dealer.                         shares into a broker-dealer street
                                                                             name account only from the broker-
                                                                             dealer.
========================================================================================================================

                              HOW TO REDEEM SHARES

GENERAL INFORMATION

         You may have any or all of your shares redeemed as described below on any day Principal Preservation is open for business. Class A shares will be redeemed at net asset value. Class B shares will be redeemed at net asset value, less the amount of the contingent deferred sales charge, if any, depending on how long you have held the shares. If your redemption order is received prior to the close of the New York Stock Exchange, the redemption will be at the net asset value calculated that day. If not, you will receive the net asset value calculated as of the close of trading on the next New York Stock Exchange trading day.

REDEMPTIONS

         The following table describes different ways that you may redeem your shares, and the steps you should follow.


METHOD                    STEPS TO FOLLOW
------                    ---------------
BY MAIL                   To redeem shares by mail, send the following information to the
                          Transfer Agent:
Address to:
Principal Preservation      - A written request for redemption signed by the
215 N. Main Street            registered owner(s) of the shares, exactly as the
West Bend WI 53095            account is registered, together with the
                              shareholder's account number;

                            - The certificates for the shares being redeemed, if
                              any;

                            - Any required signature guarantees (see "Other
                              Information About Redemptions" below); and

                            -  Any additional documents which might be
                               required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

                          The Transfer Agent will redeem shares when it has received all necessary documents. You will be notified promptly by the Transfer Agent if your redemption request cannot be accepted. The Transfer
                          Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special


BY TELEPHONE              If you  have completed the Telephone Redemption
1-800-826-4600            Authorization and signature guarantee sections of
                          the Account Application, you may redeem shares by
                          calling Principal Preservation.  If you did not
                          sign up for telephone redemptions when you opened
                          your account and would like to do so, call, write
                          or stop into Principal Preservation's offices and
                          request, complete, sign and return a Telephone
                          Redemption Authorization Form.

METHOD                             STEPS TO FOLLOW
------                             ---------------

SYSTEMATIC WITHDRAWAL PLAN         You can set up an  automatic systematic
                                   withdrawal  plan from any of your Principal
                                   Preservation accounts. To establish the
                                   systematic  withdrawal plan, complete the
                                   appropriate    section    of   the    Account
                                   Application   or  call,   write  or  stop  by
                                   Principal    Preservation   and   request   a
                                   Systematic  Withdrawal Plan  Application Form
                                   and  complete,  sign and  return  the Form to
                                   Principal   Preservation.   See  "Shareholder
                                   Services - Systematic Withdrawal Plan."

FINANCIAL SERVICES FIRMS           You also may  redeem  shares through  broker-
                                   dealers, financial advisory firms and other financial institutions, which may charge a commission or other transaction fee in connection with the redemption.

RECEIVING REDEMPTION PROCEEDS

         You may request to receive your redemption proceeds by mail or wire. Follow the steps outlined below. Please note that payment of your redemption proceeds may be delayed for up to 15 days from the date of purchase to allow the purchase to clear.

METHOD                             STEPS TO FOLLOW
------                             ---------------

BY MAIL The Transfer Agent mails checks for redemption proceeds typically within one or two days, but not later than seven days, after it receives the request and all necessary documents. There is no charge for this service.

BY WIRE The Transfer Agent will normally wire redemption proceeds to your bank the next
                                   business  day  after   receiving  the
                                   redemption   request  and  all  necessary
                                   documents.  The signatures on any written
                                   request for a wire redemption must be
                                   guaranteed.  The Transfer Agent currently
                                   deducts a $12.00 wire charge from the
                                   redemption   proceeds.   This   charge  is
                                   subject  to  change.   You  will  be
                                   responsible for any charges which your bank may make for receiving wires.

OTHER INFORMATION ABOUT REDEMPTIONS

         Telephone Redemptions. By establishing the telephone redemption service, you authorize B.C. Ziegler and Company, as Principal Preservation's transfer agent (the "Transfer Agent"), to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You assume some risk for unauthorized transactions by establishing the telephone redemption services. The Transfer Agent has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions. If the Transfer Agent, Principal Preservation, or any of their employees fails to abide by these procedures, Principal Preservation may be liable to a shareholder for losses the shareholder suffers from any resulting unauthorized transaction(s). However, the Transfer Agent, Principal Preservation and their employees will not be liable for losses suffered by a shareholder which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.

         Signature Guarantees. To protect you, the Transfer Agent and Principal Preservation from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Transfer Agent to be sure that you are the person who has authorized a redemption from your account. Signature guarantees are required for: (1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on Principal Preservation's records; (2) any redemptions by mail which request that the proceeds be wired to a bank, unless you designated the bank as an authorized recipient of the wire on your account application or subsequent authorization form and such application or authorization includes a signature guarantee; (3) any redemptions by mail if the proceeds are to be sent to an address for the shareholder that has been changed within the past thirty (30) days; (4) authorizations to redeem by telephone; and (5) requests to transfer the registration of shares to another owner. These requirements may be waived by Principal Preservation in certain instances.

         The Transfer Agent will accept signature guarantees from all institutions which are eligible to provide them under federal or state law.
Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.

         Closing Small Accounts. If, due to redemption, your account in the Portfolio drops below $500 for three months or more, the Portfolio has the right to redeem your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $1,000 or more.

         Suspension of Redemptions. Principal Preservation may suspend the right to redeem shares of one or more of the Portfolios for any period during which:
(1) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (2) there is an emergency as a result of which it is not reasonably practical for the

Portfolio(s) to sell its securities or to calculate the fair value of its net assets; or (3) the Securities and Exchange Commission may permit for the protection of the shareholders of the Portfolio(s).

         Redemptions In Other Than Cash. It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of Principal Preservation, make it undesirable for the Portfolio to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in securities or other property of the Portfolio. However, the Portfolio is obligated under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Portfolio's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Persons receiving such securities would incur brokerage costs when these securities are sold.


                                EXCHANGING SHARES

GENERAL INFORMATION

         Subject to compliance with applicable minimum investment requirements, shares of the Portfolio may be exchanged for shares of the same Class of any other Principal Preservation mutual fund, and vice versa. Additionally, Class A shares of the Portfolio may be exchanged for Class X (Retail Class) shares of the Cash Reserve Portfolio, and vice versa. Before engaging in any exchange, you should obtain from Principal Preservation and read the current prospectus for the mutual fund into which you intend to exchange. Principal Preservation charges a $5.00 administrative fee for all exchanges.

         An exchange of shares is considered a redemption of the shares of the Principal Preservation mutual fund from which you are exchanging, and a purchase of shares of the Principal Preservation mutual fund into which you are exchanging. Accordingly, you must comply with all of the conditions on redemptions for the shares being exchanged, and with all of the conditions on purchases for the shares you receive in the exchange. Moreover, for tax purposes you will be considered to have sold the shares exchanged, and you will realize a gain or loss for federal income tax purposes on that sale.

SALES CHARGES APPLICABLE TO EXCHANGES

         Exchanging Class A Shares. If the exchange involves Class A shares, the standard front-end sales charge applicable to purchases of Class A shares of the Principal Preservation mutual fund into which the exchange is being made (as disclosed in the then current prospectus for that Principal Preservation mutual fund) will be charged in connection with the exchange, less any front-end sales charge previously paid by the shareholder with respect to the shares being exchanged, if any. For example, if you were exchanging Class A shares of the Tax-Exempt

Portfolio for Class A shares of the Portfolio, you would pay a front-end sales charge on the exchange in an amount equal to the difference between: (a) the front-end sales charge you paid when you purchased your Portfolio shares (a maximum of 5.25%); minus (b) the front-end sales charge applicable to your purchase of Class A shares of the Tax-Exempt Portfolio (a maximum of 3.50%), or a maximum of 1.75%. However, if the shares you are exchanging represent an investment held for at least six months in any one or more Principal Preservation mutual funds (other than the Cash Reserve Portfolio), then Principal Preservation will not charge any additional front-end sales charge in connection with the exchange.

         Exchanging Class B Shares. You may exchange Class B shares in the Portfolio only for Class B shares of another Principal Preservation mutual fund. You will not pay a contingent deferred sales charge on any such exchange. However, the new Class B shares you receive in the exchange will remain subject to a contingent deferred sales charge based on the period of time for which you held the Class B shares you are exchanging.

RULES AND REQUIREMENTS FOR EXCHANGES

         In order to effect an exchange on a particular business day, Principal Preservation must receive an exchange order in good form prior to the close of regular trading on the New York Stock Exchange on that day (4:00 p.m. Eastern
Time). Principal Preservation may amend, suspend or revoke this exchange privilege at any time, but will provide shareholders at least 60 days= prior notice of any change that adversely affects their rights under this exchange privilege.

         An excessive number of exchanges may be disadvantageous to Principal Preservation. Therefore, Principal Preservation reserves the right to terminate the exchange privilege of any shareholder who makes more than three exchanges in any 12 consecutive month period or who makes more than one exchange during any calendar quarter.

         The following additional rules and requirements apply to all exchanges:

                  The shares you receive in the exchange must be of the same Class as the shares you are exchanging, except that Class A shares of the Portfolio may be exchanged for Class X shares of the Cash Reserve Portfolio and vice versa.

                  The account into which you wish to exchange must be identical to the account from which you are exchanging (meaning the account into which you are exchanging must be of the same type as the account from which you are exchanging, and the registered owner(s) of the account into which you are exchanging must have the same name(s), address and taxpayer identification or social security number as the registered owner(s) on the account from which you are exchanging).

                  The amount of your exchange  must meet the minimum  initial or
                  minimum   additional   investment   amount  of  the  Principal
                  Preservation mutual fund into which you are exchanging.

                  If the shares being exchanged are represented by a share certificate, you must sign the certificate(s), have your signature guaranteed and return the certificate(s) with your Exchange Authorization Form.

METHODS FOR EXCHANGING SHARES

         When you open an account with Principal Preservation, you automatically receive exchange privileges. Set forth below is a description of the different ways you can exchange shares and procedures you should follow when doing so.

METHOD                             STEPS TO FOLLOW
------                             ---------------

BY MAIL OR PERSONAL DELIVERY       Mail your exchange order.

Personally deliver or send by      Please Note:  Principal  Preservation  must
first class or express mail or     receive your exchange order no later than
private delivery addressed to:     4:00 p.m. Eastern  Time in order to effect
                                   the  exchange on that  business day.
Principal Preservation, 215 N.
Main Street West Bend, WI 53095

BY TELEPHONE                       You  receive  telephone   exchange privileges
                                   when you open  your  account.  To decline
1-800-826-4600                     the telephone exchange privilege, you must
                                   check the appropriate box on the Account
                                   Application Form when you open an account.

                                   Call Principal Preservation to order the desired exchange and, if required, to establish a new account for the Principal Preservation mutual fund into which you wish to exchange.

                                   Telephone exchanges are not available if you have certificated shares.

METHOD                             STEPS TO FOLLOW
------                             ---------------

Financial Services Firms           You  may  exchange   shares
                                   through a broker-dealer or other financial services firm, which may charge a transaction fee.

                              SHAREHOLDER SERVICES

         Principal Preservation offers a number of shareholder services designed to facilitate investment in Portfolio shares. Full details of each of the services, copies of the various plans described below and instructions as to how to participate in the various services or plans can be obtained by calling Principal Preservation at 1-800-826-4600.

SYSTEMATIC PURCHASE PLAN

         A Systematic Purchase Plan ("SPP") may be established at any time with a minimum initial investment of $100 and minimum subsequent monthly investments of $100. The minimum subsequent monthly investment is reduced to $50 for IRAs, Keogh plans, self-directed retirement plan accounts and custodial accounts under the Uniform Gifts/Transfers to Minors Act until your account balance reaches $500, after which the minimum is further reduced to $25. The minimum subsequent investment is also reduced to $50 for all other accounts with balances of $1,000 or more. By participating in the SPP, you may automatically make purchases of Portfolio shares on a regular, convenient basis. Under the SPP, your bank or other financial institution honors preauthorized debits of a selected amount drawn on your account each month and applied to the purchase of Portfolio shares. The SPP can be implemented with any financial institution that will accept the debits. There is no service fee for participating in the SPP. The SPP may take up to 30 days to commence after receipt of your SPP application. An application and instructions on establishing the SPP are available from your registered representative, the Distributor or Principal Preservation.

SYSTEMATIC WITHDRAWAL PLAN

         You may establish a systematic withdrawal plan if you own or purchase shares having a current offering price value of at least $10,000 in the Portfolio (except no such minimum applies for distributions from an IRA). The systematic withdrawal plan involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. The minimum amount you may receive under a systematic withdrawal plan is $150 per month. Normally, you would not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of your new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000.

You may terminate your systematic withdrawal plan at any time by written notice to Principal Preservation or the Transfer Agent.

TAX-SHELTERED RETIREMENT PLANS

         Shares of the Portfolios are available for purchase in connection with the following tax-sheltered plans: (1) Individual Retirement Accounts (including Education IRAs, Roth IRAs, Simplified Employee Pension Plan Accounts (SEP-IRAs) and Savings Incentive Match Plan for Employees Accounts (SIMPLE-IRAs)); (2) Keogh plans; (3) 401(k) Plans; and (4) 403(b) Plans for employees of most nonprofit organizations. Detailed information concerning these plans and prototypes of these plans and other information are available from the Distributor. They should be carefully reviewed and considered with your tax or financial adviser. Conventional IRA investors do not receive the benefits of long-term capital gains treatment when funds are distributed from their account.


                                OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

         The price of Portfolio shares is based on their net asset value. Net asset value per share of the Portfolio is determined by adding up the total market value of the Portfolio's investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Portfolio. The net asset value per share is calculated each business day, Monday through Friday, except on customary national business holidays which result in closing of the New York Stock Exchange (the "Exchange"). The calculation is as of the close of regular trading on the Exchange (4:00 p.m. Eastern time).

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENTS

         Dividends from the Portfolio's net investment income are declared and paid quarterly. Capital gains distributions, if any, in the Portfolio will be declared annually and normally will be paid within 45 days after the end of the fiscal year. Dividends and capital gains distributions may be taken in cash or additional shares at net asset value (without a sales charge). The investment occurs on the same day as the dividend distribution date. Unless you have elected in writing to the Transfer Agent to receive dividends and capital gain distributions in cash, they will be automatically reinvested in additional shares of the Portfolio. You may also direct the Transfer Agent to invest the dividends in shares of any other Principal Preservation mutual fund for which you have an account.

TAX STATUS

         The Portfolio distributes substantially all of its net income and capital gains. The federal income tax status of all distributions are reported to shareholders annually. The Portfolio's distributions are taxable when they are paid, whether a shareholder takes them in cash or reinvests them in additional shares, except that distributions declared in December and paid in January each year are taxable as if paid on December 31 of the earlier year.

         Distributions may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on how long the Portfolio holds its assets). Given its investment objective and strategies, the Portfolio expects most of its distribution to consist of capital gains.


                                       PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                                       MANAGED GROWTH PORTFOLIO
                                       215 NORTH MAIN STREET
                                       WEST BEND, WISCONSIN 53095

INVESTMENT ADVISER                     SUB-ADVISER                           DISTRIBUTOR, ACCOUNTING/PRICING AGENT, AND
B.C. Ziegler and Company               Geneva Capital Management Ltd.        TRANSFER AND DIVIDEND DISBURSING AGENT
215 North Main Street                  250 East Wisconsin Avenue             B.C. Ziegler and Company
West Bend, Wisconsin 53095             Suite 1050                            215 North Main Street
                                       Milwaukee, Wisconsin  53202           West Bend, Wisconsin 53095

CUSTODIAN                              COUNSEL                               INDEPENDENT PUBLIC ACCOUNTANTS
Firstar Bank Milwaukee, N.A.           Quarles & Brady LLP                   Arthur Andersen LLP
777 East Wisconsin Avenue              411 East Wisconsin Avenue             100 East Wisconsin Avenue
Milwaukee, WI 53202                    Milwaukee, Wisconsin 53202            Milwaukee, Wisconsin 53202

                     PRINCIPAL PRESENTATION PORTFOLIOS, INC
                            MANAGED GROWTH PORTFOLIO



A supplement to the Prospectus, called the Statement of Additional Information (the "SAI"), contains more detailed information about the Managed Growth Portfolio. The SAI is on file with the Securities and Exchange Commission (the "SEC") and is legally part of the Prospectus. The SAI may be obtained for free by calling 1-800-826-4600 or from Selected Dealers through whom Portfolio shares may be bought or sold.

For more information about the Portfolio, you can:

           Call: 1-800-826-4600, or

         - Write to: Principal Preservation Portfolios
                     215 North Main Street
                     West Bend, Wisconsin 53095


You can also obtain copies of documents about the Portfolio that are on file with the SEC by visiting the SEC's Public Reference Room in Washington, D.C. (telephone 1-800-SEC-0330), the SEC's website at http://www.sec.gov, or by sending your request and a fee for duplications to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

                                                           SEC File No. 811-4401

STATEMENT OF ADDITIONAL INFORMATION
  DATED JANUARY 1, 1999
PRINCIPAL PRESERVATION PORTFOLIOS, INC.
MANAGED GROWTH PORTFOLIO
215 North Main Street
West Bend, Wisconsin  53095


         This Statement of Additional Information contains detailed information about the Managed Growth Portfolio (the "Portfolio"), a mutual fund series of Principal Preservation Portfolios, Inc. ("Principal Preservation"). The investment objective of the Portfolio is long-term capital appreciation. The Portfolio is managed by B.C. Ziegler and Company as investment adviser and Geneva Capital Management Ltd. as sub-adviser (collectively, the "Adviser").

         Portfolio shares may be purchased, and the Portfolio's Prospectus may be obtained, directly from B.C. Ziegler and Company ("Ziegler" or the "Distributor"), 215 North Main Street, West Bend, Wisconsin 53095, telephone 800-826-4600, or from Selected Dealers (see the Prospectus dated January 1, 1999 for more complete information, including an account application.) This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Portfolio's Prospectus. This Statement of Additional Information provides details about the Portfolio that are not required to be put into the Prospectus, and should be viewed as a supplement to, and not as a substitute for, the Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

STATEMENT OF ADDITIONAL INFORMATION...........................................1
FUND HISTORY AND CAPITAL STOCK................................................2
INVESTMENT PROGRAM............................................................3
INVESTMENT RESTRICTIONS.......................................................9
MANAGEMENT OF PRINCIPAL PRESERVATION.........................................11
PURCHASE OF SHARES...........................................................18
DISTRIBUTION EXPENSES........................................................20
DETERMINATION OF NET ASSET VALUE PER SHARE...................................23
PERFORMANCE INFORMATION......................................................23
TAX STATUS...................................................................27
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................28
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................28
COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS...................................29

                         FUND HISTORY AND CAPITAL STOCK

         The Portfolio commenced operations on January 1, 1999. The Portfolio is a series of Principal Preservation Portfolios, Inc. Principal Preservation is a diversified, open-end management investment company, and was organized in 1984 as a Maryland corporation.

         The authorized common stock of Principal Preservation consists of one billion shares, with a par value of $.001 per share. Shares of Principal Preservation are divided into nine mutual fund series, each with distinct investment objectives and strategies: Tax-Exempt Portfolio, Government Portfolio, S&P 100 Plus Portfolio, Dividend Achievers Portfolio, Select Value Portfolio, Managed Growth Portfolio, PSE Tech 100 Index Portfolio, Wisconsin
Tax-Exempt Portfolio and Cash Reserve Portfolio. The Portfolio consists of 50 million shares. Shares of the Portfolio are divided into Class A and Class B shares. Class A shares have a front-end sales load (a sales charge imposed on their purchase), which is a maximum of 5.25% of the offering price. Class B shares have a contingent deferred sales load (a sales charge imposed on their redemption), which is a maximum of 5% but reduces each year you own the shares and goes to zero after six years.

         The Board of Directors of Principal Preservation may authorize the issuance of additional series and, within each series, individual classes, and may increase or decrease the number of shares in each series or class.

         The Portfolio's two classes of shares represent interests in the assets of the Portfolio and have identical dividend, liquidation and other rights. The separate share classes have the same terms and conditions, except each class within the Portfolio bears its separate distribution and shareholder servicing expenses and has a different sales load. At the discretion of Principal Preservation's Board of Directors, each class may pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Portfolio's assets, if each class incurs the expenses in different amounts, or if a class receives services of a different kind or to a different degree than the other class within the Portfolio. Each Principal Preservation mutual fund allocates all other expenses to each class of its shares on the basis of the net asset value of that class in relation to the net asset value of the particular fund.

         Each share of Principal Preservation, when issued and paid for in accordance with the terms of the offering, will be fully paid and nonassessable. Shares of stock are redeemable at net asset value, at the option of the shareholder. Shares have no preemptive, subscription or conversion rights and are freely transferable. Shares can be issued as full shares or fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share.

         Each share of Principal Preservation has one vote on each matter presented to shareholders. All shares of Principal Preservation vote together on matters that affect all shareholders uniformly, such as in the election of directors. On matters affecting an individual series (such as approval of advisory or sub-advisory contracts and changes in fundamental policies of a series) a separate vote of the shares of that series is required. On matters that uniquely affect a particular class of shares (such as an increase in 12b-1 fees for that class), a separate vote by the shareholders of that class of shares is required. Shares of a series or class are not entitled to vote on any matter that does not affect it.

         As used in the Prospectus, the phrase "majority vote" of the outstanding shares of a class, Portfolio or Principal Preservation means the vote of the lesser of: (1) 67% of the shares of the class, Portfolio or Principal Preservation, as the case may be, present at the meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the class, Portfolio or Principal Preservation, as the case may be.

         As a Maryland corporation, Principal Preservation is not required to hold, and in the future does not plan to hold, annual shareholder meetings unless required by law or deemed appropriate by the Board of Directors. However, special meetings may be called for purposes such as electing or removing Directors, changing fundamental policies or approving an investment advisory contract.


                               INVESTMENT PROGRAM

         The  Prospectus   describes  the  investment  objective  and  principal
investment strategies of the Portfolio. Certain other investment strategies and policies of the Portfolio are described in greater detail below.

COMMON STOCKS

         The Portfolio seeks to achieve its investment objective by primarily investing in common stocks traded on the primary U.S. exchanges - the New York Stock Exchange, American Stock Exchange and Nasdaq Stock Market. The Portfolio invests mostly in U.S. companies, but may also invest in securities of foreign issuers that are traded on the primary U.S. exchanges.

         The focus of the Portfolio is on mid-cap stocks, which the Adviser defines as companies with market capitalizations that are within the market capitalization range of the companies comprising the S&P Midcap 400 Index. That range is approximately $500 million to $20 billion. However, the Portfolio may invest without limitation in companies that are above or below this range. Companies with market capitalizations below this range are small-cap stocks, and companies with market capitalizations above this range are large-cap stocks.

         Investments in small-cap stocks involve more risk than investments in larger companies. The prices of small-cap stocks are typically more volatile than those of larger companies, small-cap stocks may have less market liquidity than mid-cap or large-cap stocks, and smaller companies may be more likely to be adversely affected by poor market or economic conditions. Small and mid-sized companies may have relatively lower revenues, limited product lines, less management depth and a lower share of the market for their products or services than larger companies.

         Under normal market conditions, the Portfolio will be 90% to 95% invested in common stocks.

FOREIGN INVESTMENTS

         The Portfolio will not invest in foreign securities which are not publicly traded on U.S. exchanges. However, the Portfolio may invest up to 10% of its assets in American Depository Receipts ("ADRs") and other securities of foreign issuers that are traded on one of the three primary U.S. exchanges. ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade on the Nasdaq Stock Market. ADR prices are denominated in United States dollars, although the underlying security may be denominated in a foreign currency.


         RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in securities of foreign issuers (including ADRs) involve certain inherent risks, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of a foreign currency against the U.S. dollar may affect the value of the foreign securities held by the Portfolio. The value of the Portfolio's assets invested in securities of foreign issuers may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

         Market Characteristics. The Adviser expects that most foreign securities in which the Portfolio may invest will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States, and foreign securities may be less liquid than domestic securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.

         Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

         Taxes. Dividends and interest payable on the Portfolio's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Portfolio's shareholders.

         In considering whether to invest in the securities of a foreign company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Portfolio will be invested in ADRs will fluctuate from time to time within the limitations imposed above, depending on the Advisers' assessment of prevailing market, economic and other conditions.

SHORT-TERM INVESTMENTS

         The Portfolio may invest in any of the following securities and instruments in management of cash receipts, for liquidity for anticipated redemptions, to meet cash flow needs to enable the Portfolio to take advantage of buying opportunities, during periods when attractive investments are unavailable and for temporary defensive purposes. Normally, the Portfolio will invest less than 10% of its total assets in short-term investments.


         GOVERNMENT SECURITIES. The Portfolio may acquire U.S. Treasury obligations. Direct obligations issued by the U.S. Treasury include bills, notes and bonds which differ from each other only as to interest rate, maturity and time of issuance. Treasury Bills have a maturity of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years. In addition to direct obligations issued by the U.S. Treasury, the Portfolio may also invest in obligations issued by agencies or instrumentalities of the U.S. Government.


         BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Portfolio may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earn a specified return. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Portfolio will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

         In  addition  to  purchasing   certificates  of  deposit  and  bankers'
acceptances, to the extent permitted under its investment objective and policies, the Portfolio may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

         SAVINGS ASSOCIATION OBLIGATIONS. The Portfolio may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

         COMMERCIAL PAPER, SHORT-TERM NOTES, VARIABLE RATE DEMAND NOTES, REPURCHASE AGREEMENTS AND OTHER CORPORATE OBLIGATIONS. The Portfolio may invest a portion of its assets in high quality commercial paper and short-term notes, including variable rate demand notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Portfolio may purchase high quality corporate obligations which have remaining maturities of one year or less from the date of purchase.

         The Portfolio also may purchase corporate obligations known as variable rate demand notes. Variable rate demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Portfolio may demand payment of principal and accrued interest at any time. The investment policies of the Portfolio permit the purchase of variable rate demand notes only if, at the time of purchase, the notes are rated in the two highest rating categories by a Nationally

Recognized Statistical Rating Organization, or, if unrated, the issuer has unsecured debt securities outstanding of an equivalent rating.

         The Portfolio also may invest in repurchase agreements as short-term instruments. See "Investment Program - Repurchase Agreements" below.

         MONEY MARKET FUNDS. The Portfolio may invest in money market mutual funds. An investment by the Portfolio in a money market mutual fund may cause the Portfolio to incur duplicate and/or increased administration and distribution expenses. Such investments are limited under the 1940 Act and by applicable investment restrictions. See "Investment Restrictions" in this Statement of Additional Information.

REPURCHASE AGREEMENTS

         The Portfolio may from time to time enter into repurchase agreements. The Portfolio will not invest more than 5% of its total assets in repurchase agreements. Repurchase agreements involve the sale of securities to the purchasing Portfolio with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate within a specified time, usually less than one week, but on occasion for a longer period. The Portfolio may enter into repurchase agreements with broker-dealers and with banks. At the time the Portfolio enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. The Portfolio will require continual maintenance of cash or cash equivalents held by its depository in an amount equal to, or in excess of, the market value of the securities which are subject to the agreement.

         In the event the seller of the repurchase agreement becomes the subject of a bankruptcy or insolvency proceeding, or in the event of the failure of the seller to repurchase the underlying security as agreed, the Portfolio could experience losses that include: (1) possible decline in the value of the underlying security during the period that the Portfolio seeks to enforce its rights with respect thereto, and possible delay in the enforcement of such rights; (2) possible loss of all or a part of the income or proceeds of the repurchase; (3) additional expenses to the Portfolio in connection with enforcing those rights; and (4) possible delay in the disposition of the underlying security pending court action or possible loss of rights in such securities. The Advisers intend to cause the Portfolio to invest in repurchase agreements only when they determine that the Portfolio should invest in short-term money market instruments and that the rates available on repurchase agreements are favorable as compared to the rates available on other short-term money market instruments or money market mutual funds. The Advisers do not currently intend to invest the assets of the Portfolio in repurchase agreements if, after doing so, more than 5% of the Portfolio's net assets would be invested in repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

         In order to generate income, the Portfolio may lend its portfolio securities to brokers, dealers and other institutional investors, provided the Portfolio receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By reinvesting the collateral it receives in these transactions, the Portfolio could magnify any gain or loss it realizes on the underlying investment. If the borrower fails to return the securities and the collateral is insufficient to cover the loss, the Portfolio could lose money. For the purposes of this policy, the Portfolio considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Portfolio to be the equivalent of cash. During the term of the loan, the Portfolio is entitled to receive interest and other distributions paid on the loaned securities, as well as any appreciation in the market value. The Portfolio is also entitled to receive interest from the institutional borrower based on the value of the securities loaned. From time to time, the Portfolio may return to the borrower, and/or a third party which is unaffiliated with Principal Preservation and which is acting as a "placing broker," a part of the interest earned from the investment of the collateral received for securities loaned.

         The Portfolio does not have the right to vote the securities loaned during the existence of the loan, but can call the loan to permit voting of the securities if, in the Advisers' judgment, a material event requiring a shareholder vote would otherwise occur before the loan is repaid. In the event of bankruptcy or other default of the borrowing institution, the Portfolio could experience delays in liquidating the loan collateral or recovering the loan securities, and incur risk of loss including: (1) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. To minimize these risks, the Adviser evaluates and continually monitors the creditworthiness of the institutional borrowers to which the Portfolio lends its securities.

         To minimize the foregoing risks, the Portfolio's securities lending practices are subject to the following conditions and restrictions: (1)
Portfolio may not make such loans in excess of 33% of the value of its total assets; (2) the Portfolio must receive cash collateral in an amount at least equal to 100% of the value of the securities loaned; (3) the institutional borrower must be required to increase the amounts of the cash collateral whenever the market value of the loaned securities rises above the amount of the collateral; (4) the Portfolio must have the right to terminate the loan at any time; (5) the Portfolio must receive reasonable interest on the loan, as well as any interest or other distributions on the loaned securities and any increase in the market value of the loaned securities; and (6) the Portfolio may not pay any more than reasonable custodian fees in connection with the loan.

PORTFOLIO TURNOVER

         Principal Preservation has not established a limit to its portfolio turnover rates, nor will it attempt to achieve or be limited to predetermined rates of portfolio turnover. The annual portfolio turnover rate of the Portfolio is generally expected to be under 50%, given the fact that the Adviser makes investments for their long-term growth potential and does not engage in market-timing and short-term trading strategies.


                            INVESTMENT RESTRICTIONS

         The Portfolio has adopted the following fundamental investment restrictions and policies which cannot be changed without a majority vote of shareholders of the Portfolio. Policies that are not "fundamental policies" are subject to change by the Board of Directors without shareholder approval. As a fundamental policy, the Portfolio may not:

         (1) Invest more than 5% of the fair market value of its assets in securities of any one issuer, except for U.S. Government securities or bank certificates of deposit and bankers' acceptances, which may be purchased without such limitation.

         (2) Acquire securities of any one issuer which at the time of investment (i) represent more than 10% of the outstanding voting securities of such issuer, or (ii) have a value greater than 10% of the value of the outstanding voting securities of such issuer.

         (3) Invest 25% or more of its total assets, based on current market value at the time of purchase, in securities of issuers in any single industry; provided that there shall be no limitation on the purchase of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         (4) Invest more than 5% of its total assets in securities of companies which, including any predecessors, have a record of less than three years of continuous operations.

         (5) Buy or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein, except that it may not invest more than 5% of the value of its assets in real estate investment trusts).

         (6) Borrow money or property except for temporary or emergency purposes and in connection with transactions in options, futures or futures options. If the Portfolio ever should borrow money it would only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Portfolio will not pledge more than 15% of its net assets to secure such borrowings. In the event the Portfolio's borrowing exceeds 5% of the market value of its total assets, the Portfolio will not invest in any portfolio securities until its borrowings are reduced to below 5% of its total assets.

         (7) Make loans to other persons, except that the Portfolio may lend its portfolio securities subject to the conditions and limitations set forth in this Statement of Additional Information under "Investment Program - Lending of Portfolio Securities." For the purposes of this restriction, investments in publicly-traded debt securities or debt securities of the type customarily purchased by institutional investors and investments in repurchase agreements are not considered loans.

         (8) Underwrite the securities of other issuers except where it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

         (9) Issue senior securities (other than the borrowings permitted above).

         (10) Buy or sell commodities (other than futures contracts and options thereon).

         (11) Invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in securities of any particular investment company or purchase more than 3% of the total outstanding voting stock of another investment company, except that this restriction does not apply to a purchase of investment company securities as part of a merger, consolidation, reorganization or acquisition of assets.

         In accordance with the following non-fundamental policies, which may be changed without shareholder approval, the Portfolio may not:

         (A) Invest in companies for the purpose of exercising control or management.

         (B) Invest in securities of other open-end investment companies (other than money market mutual funds which are subject to restrictions described above).

         (C) Mortgage, hypothecate, or in any manner transfer as security for any indebtedness, any securities owned or held by the Portfolio, except that this restriction does not apply to borrowings permitted above.

         (D) Purchase securities on margin, effect short sales of securities, write or sell put or call options, or engage in futures transactions.

         (E) Purchase or retain the securities of an issuer if those officers or Directors of Principal Preservation or the Adviser (as defined under the caption "Management of Principal Preservation - The Investment Advisers" in this Statement of Additional Information) who individually own beneficially more than
0.5 of 1% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities.

         (F) Invest in restricted securities, securities which are not readily marketable or other illiquid securities, including (i) securities subject to legal or contractual restrictions on resale; (ii) securities for which market quotations are not readily available; or (iii) repurchase agreements which expire in excess of seven days.

         (G) Purchase warrants.

         (H) Invest less than 80% of its total assets in common stocks.

         (I) Invest over 5% of its total assets in repurchase agreements.

         (J) Invest in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration.

         A fundamental investment restriction or policy cannot be changed without a majority vote of shareholders of the Portfolio, which means the approval of the holders of the lesser of (i) a majority of the outstanding shares of the Portfolio or (ii) 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the outstanding shares of the Portfolio are represented. Policies that are not "fundamental policies" are subject to change by the Board of Directors without shareholder approval. Any investment restriction which involves a maximum of securities or assets will not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowing by, the Portfolio.


                      MANAGEMENT OF PRINCIPAL PRESERVATION

DIRECTORS AND OFFICERS

         Under applicable law, the Board of Directors is responsible for management of Principal Preservation, and provides broad supervision over its affairs. The Adviser is responsible for the Portfolio's investment management, and Principal Preservation's officers are responsible for the Portfolio's operations.

         The directors and officers of Principal Preservation and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each director and officer of Principal Preservation is 215 North Main Street, West Bend, Wisconsin, 53095. Asterisks indicate those Directors of Principal Preservation who are ""interested persons"" (as defined in the 1940
Act) of the Adviser or an affiliate of the Adviser.


                                                 POSITION WITH                         PRINCIPAL
                                                   PRINCIPAL                       OCCUPATION DURING
NAME, AGE AND ADDRESS                            PRESERVATION                       PAST FIVE YEARS
---------------------                            --------------                    -----------------
Richard J. Glaisner,* 55                    Director                 Senior Managing Director -- Ziegler Investment
Ziegler                                                              Division,   B.C.  Ziegler  and  Company  since
                                                                     January  1999; President and  Chief  Executive
GS2                                                                  Officer of GS2 Securities,  Inc., a subsidiary
                                                                     of The Ziegler Companies, Inc., from July 1997
                                                                     to December 1998; from 1993 to 1997, President
                                                                     and   Chief  Executive  Officer  of  Glaisner,
                                                                     Schilffarth,   Grande  &  Schnoll,  Ltd.,   an
                                                                     investment management and  investment  banking
                                                                     firm acquired  by The Ziegler Companies,  Inc.
                                                                     in  1997;  prior  thereto,  Managing Director,
                                                                     Kidder   Peabody   and  Company  in  New  York
                                                                     (investment   banking),  and  prior  to  that,
                                                                     Executive  Vice  President,  Kemper Securities
                                                                     Group  (securities   brokerage  and investment
                                                                     banking).

Robert J. Tuszynski,* 39                    President and Director   Senior  Vice  President,   B.C.   Ziegler  and
                                                                     Company,   since  1996;  prior  thereto,  Vice
                                                                     President,  Director  of  Mutual  Funds,  B.C.
                                                                     Ziegler  and   Company   from  1987  to  1996;
                                                                     Trustee,  Chairman of the Board and President,
                                                                     Prospect  Hill Trust and The Prime  Portfolios
                                                                     (registered  investment  companies)  from 1994
                                                                     to 1996.



                                                 POSITION WITH                         PRINCIPAL
                                                   PRINCIPAL                       OCCUPATION DURING
NAME, AGE AND ADDRESS                            PRESERVATION                       PAST FIVE YEARS
------------------------------------------- ------------------------ -----------------------------------------------

Richard H. Aster, M.D., 67                  Director                 Since  June  1996,  Senior   Investigator  and
8727 W. Watertown Plank Rd.                                          Professor  of  Medicine,  Medical  College  of
Milwaukee, WI 53226                                                  Wisconsin;   prior   thereto,   President  and
                                                                     Director  of  Research,  The  Blood  Center of
                                                                     Southeastern Wisconsin, Inc.

Augustine J. English, 68                    Director                 Retired;  President,  Tupperware North America
1724 Lake Roberts Court                                              from 1990 to 1994 (manufacturing);  prior to
FL 34786                                                             Windermere, 1990, President, The West Bend
                                                                     Company (manufacturing),  a  division of  Dart
                                                                     Industries,    a    subsidiary    of   Premark
                                                                     International,  Inc., of which Mr. English was
                                                                     a Group Vice President.

Ralph J. Eckert, 69                         Director                 Chairman  Emeritus  and  Director,   Trustmark
2059 Keystone Ranch Road                                             Insurance   Cos.    (Mutual   Life   Insurance
Dillon, CO 80435                                                     Company) since April 1997;  from 1991 to 1997,
                                                                     Chairman,  Trustmark  Insurance  Cos; prior to
                                                                     1991, Chairman,  President and Chief Executive
                                                                     Officer,  Trustmark  Insurance Cos; Trustee of
                                                                     the  Board  of  Pensions  of  the  Evangelical
                                                                     Lutheran  Church in America from 1991 to 1997,
                                                                     and  Chairman  of the Board from 1993 to 1997;
                                                                     Trustee  of the  Board  of  Pensions  for  the
                                                                     Lutheran  Church in America from 1987 to 1989;
                                                                     and   Trustee   of   The   Prime    Portfolios
                                                                     (registered  investment  company) from 1993 to
                                                                     1996.

John H. Lauderdale, 35                      Vice President -         Wholesaler,  B.C.  Ziegler and  Company  since
                                            Director of Marketing    1991;   prior   thereto,   Marketing   Account
                                                                     Executive, The Patten Company.



                                                 POSITION WITH                         PRINCIPAL
                                                   PRINCIPAL                       OCCUPATION DURING
NAME, AGE AND ADDRESS                            PRESERVATION                       PAST FIVE YEARS
------------------------------------------- ------------------------ -----------------------------------------------

Franklin P. Ciano, 46                       Chief Financial          Manager of Principal Preservation  Operations,
                                            Officer and Treasurer    B.C.  Ziegler  and Company  since 1996;  prior
                                                                     thereto,   Vice   President,    Fixed   Income
                                                                     Department, Firstar Bank.

Marc J. Dion, 40                            Vice President           Vice  President - Portfolio  Manager and Chief
                                                                     Investment Officer,  Ziegler Asset Management,
                                                                     Inc.

S. Charles O'Meara, 47                      Secretary                Senior Vice President, General Counsel and
                                                                     Corporate Secretary, B.C.  Ziegler  and Company.


         Principal Preservation pays the compensation of the three Directors who are not officers, directors or employees of the Adviser. Principal Preservation pays each of these Directors an annual fee of $12,000 and an additional $450 for each Board or committee meeting he attends. Principal Preservation may also retain consultants, who will be paid a fee, to provide the Board with advice and research on investment matters. The Portfolio, together with Principal Preservation's other series, pays a proportionate amount of these expenses based on its total assets.

         The table below shows fees paid to Directors of Principal Preservation for the year ended December 31, 1998. Each series of Principal Preservation pays a proportionate share of these expenses based on the ratio such series' total assets bear to the aggregate of the total assets of all nine series of Principal Preservation. Principal Preservation made no payments to its officers or directors who are affiliated with any investment adviser to Principal Preservation.


                                                           PENSION OR
                                                           RETIREMENT                                     TOTAL
                                                        BENEFITS ACCRUED                              COMPENSATION
    NAME OF PERSON AND             AGGREGATE               AS PART OF                                FROM PRINCIPAL
       POSITION WITH             COMPENSATION              PRINCIPAL            ESTIMATED ANNUAL    PRESERVATION AND
         PRINCIPAL              FROM PRINCIPAL           PRESERVATION'S          BENEFITS UPON        FUND COMPLEX
       PRESERVATION              PRESERVATION               EXPENSES               RETIREMENT       PAID TO DIRECTORS
---------------------------- ---------------------- ------------------------- --------------------- ------------------

R. D. Ziegler,                        -0-                     -0-                     -0-                  -0-
President and Director (1)

Richard J. Glaisner,                  -0-                     -0-                     -0-                  -0-
Director (2)

Robert J. Tuszynski,                  -0-                     -0-                     -0-                  -0-
 President and  Director

Richard H. Aster,                 $ 14,250                    -0-                     -0-              $ 14,250
 Director

Augustine J. English,             $ 14,250                    -0-                     -0-              $ 14,250
 Director

Ralph J. Eckert                   $ 14,250                    -0-                     -0-              $ 14,250
 Director
-----------------

         (1) Mr. Ziegler retired from his position as Director effective May 15, 1998.

         (2) At a special meeting held on May 15, 1998, Mr. Glaisner was elected by shareholders as a Director to fill the vacancy created by Mr. Ziegler's retirement.

ELIMINATION OF SALES LOADS FOR AFFILIATES

         Class A shares of the Portfolio may be purchased at net asset value (that is, without a front-end sales charge) by directors and officers of Principal Preservation (including shares purchased by any such person's spouse, children or grandchildren under age 21, and by employees of B.C. Ziegler and Company, Geneva Capital Management Ltd. (the Portfolio's sub-adviser) and
Skyline Asset Management, L.P. (the Select Value Portfolio's sub-adviser), and the trustee or custodian under any pension or profit-sharing plan established for the benefit of any such employees. The term "employees" includes an employee's spouse (including the surviving spouse of a deceased employee), parents (including step-parents and in-laws), children, grandchildren under age 21, siblings, and retired employees. Principal Preservation permits such persons to purchase Class A shares of the Portfolio without a sales charge because of the minimum sales effort to accommodate these persons. The elimination of the sales load for these affiliates also encourages them to invest in Principal Preservation and rewards them for their services to Principal Preservation.

THE INVESTMENT ADVISERS

         B.C. Ziegler and Company ("Ziegler"), the Portfolio's investment adviser, is a wholly-owned subsidiary of The Ziegler Companies, Inc., a publicly-held financial services holding company. Robert J. Tuszynski, President of Principal Preservation, is a Senior Vice President
of Ziegler; Richard J. Glaisner, a Director of Principal Preservation, is Senior Managing Director - Ziegler Investment Division of Ziegler; and S. Charles O'Meara, Secretary of Principal Preservation, is a Senior Vice President, General Counsel and Corporate Secretary of Ziegler. No other officer or director of Principal Preservation is an officer or director of Ziegler or Geneva Capital Management Ltd.

         Pursuant to the terms of the Investment Advisory Agreement, Ziegler provides the Portfolio with overall investment advisory and administrative services. Subject to such policies the Principal Preservation Board of Directors may determine, Ziegler makes investment decisions on behalf of the Portfolio, makes available research and statistical data in connection therewith, and supervises the acquisitions and disposition of investments by the Portfolio. As permitted by the Investment Advisory Agreement, Ziegler has retained Geneva Capital Management Ltd. as sub-adviser to the Portfolio.

         For its advisory services to the Portfolio, Ziegler receives an annual advisory fee, payable monthly, equal to 0.75% of the first $250 million of average daily net assets, 0.70% of the next $250 million, and 0.65% of average daily net assets in excess of $500 million. However, Ziegler has agreed to waive its advisory fee so that the Portfolio's annual operating expenses for 1999 do not exceed 1.25% for Class A shares and 2.00% for Class B shares.

         Geneva Capital Management, the Portfolio's sub-adviser, is controlled by William A. Priebe, its President, Amy S. Croen, its Executive Vice President, and William F. Schneider, a retired surgeon who is not actively involved in the business. Geneva receives an annual sub-advisory fee from Ziegler, payable monthly, equal to 0.375% of the first $250 million of the Portfolio's average daily net assets, 0.350% of the next $250 million, and 0.325% of average daily net assets in excess of $500 million. The Portfolio is not responsible for paying any of these fees to Geneva. Under the terms of the Sub-Advisory Agreement, Geneva is responsible for the day-to-day management of the Portfolio's investments, subject to the oversight of Ziegler.

ADMINISTRATIVE SERVICES

         Ziegler provides certain administrative, accounting and pricing services to Principal Preservation, including calculating daily net asset value per share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon portfolio manager communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, Principal Preservation. Ziegler has agreed to provide these services pursuant to the terms of an Accounting/Pricing Agreement at rates found by the Board of Directors to be fair and reasonable in light of the usual and customary charges made by unaffiliated vendors for similar services. The current rate of payment for these services per Portfolio per year is .03 of 1% of the Portfolio's total assets of $30 million but less than $100 million, .02 of 1% of the Portfolio's total assets of $100 million but less than $250 million and .01 of 1% of the Portfolio's total assets of $250 million or more, with a minimum fee of $19,000 per portfolio per year, plus expenses. The Accounting/Pricing Agreement will continue in effect from year to year, as long as it is approved at least annually by Principal Preservation's
Board of Directors or by a vote of the outstanding voting securities of Principal Preservation and in either case by a majority of the Directors who are not parties to the Accounting/Pricing Agreement or interested persons of any such party. The Accounting/Pricing Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60 days notice. The Accounting/Pricing Agreement provides that neither Ziegler nor their personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Accounting/Pricing Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Accounting/Pricing Agreement, and in no case shall their liability exceed one year's fee income received by them under such Agreement.

CUSTODIAN SERVICES

         Firstar Bank Milwaukee, N.A. serves as the custodian of Principal Preservation's assets, pursuant to a Custodian Servicing Agreement. The Custodian Servicing Agreement provides that Firstar Bank Milwaukee, N.A. is entitled to receive an annual fee set at 1% of the first $500 million of
Principal Preservation's assets and 0.75 of 1% of assets in excess of $500 million.

TRANSFER AGENT SERVICES

         Ziegler provides transfer agent and dividend disbursing services to the Portfolio pursuant to the terms of a Transfer and Dividend Disbursing Agency
Agreement.  Under the  terms of the  Transfer  and  Dividend  Disbursing  Agency
Agreement, Ziegler is entitled to reasonable compensation for its services and expenses as agreed upon from time to time between it and the Board of Directors of Principal Preservation. The annual rate of compensation agreed upon for these services is $11.00 per account for the Portfolio. Ziegler is also entitled to reimbursement for all out of pocket expenses incurred in providing such services. Ziegler also has the right to retain certain service charges as described from time to time in the current Prospectus of the Portfolio. The Transfer and Dividend Disbursing Agency Agreement will continue in effect until terminated, and may be terminated by either party without cause on thirty (30) days' prior written notice. The Transfer and Dividend Disbursing Agency Agreement provides that Ziegler shall be indemnified by and not be liable to
Principal Preservation or the Portfolio for any action taken or omitted by Ziegler under such agreement, except for liability for breach of Ziegler's obligation to maintain all Principal Preservation records in absolute confidence.

OTHER SERVICES

         Ziegler also serves as the principal Distributor of shares of the Portfolio and receives commissions on sales of such shares. See "Purchase of Shares." Ziegler also receives reimbursement from each Portfolio for certain expenses Ziegler incurs in connection with distributing the Portfolio's shares pursuant to the Distribution Plan adopted by each Portfolio under Rule 12b-1 of the 1940 Act. See "Distribution Expenses." The offering of Portfolio shares is continuous.

                               PURCHASE OF SHARES

         As the  principal  Distributor  for the  Portfolio,  Ziegler will allow
Selected Dealer discounts (which are alike for all Selected Dealers) from the applicable public offering price. Neither Ziegler nor Selected Dealers are permitted to withhold placing orders to benefit themselves by a price change. The Distribution Agreement between Principal Preservation and Ziegler will continue from year to year if it is approved annually by Principal Preservation's Board of Directors, including a majority of those Directors who are not interested persons, or by a vote of the holders of a majority of the outstanding shares. The Distribution Agreement may be terminated at any time by either party on 60 days notice and will automatically terminate if assigned.

CLASS A SHARES

         The public offering price of the Portfolio's Class A shares is the net asset value plus a maximum front-end sales charge equal to 5.25% of the offering price.

         Class A shares of the Portfolio may be purchased by certain classes of persons without a sales charge, or a reduced sales charge, as described in the Prospectus. The Board of Directors believes this is appropriate because of the minimal sales effort needed to accommodate these classes of persons.

         Because sales to members of qualified groups result in economies of sales efforts and sales related expenses, the Distributor is able to offer a reduced sales charge to such persons. A "qualified group" is one which: (1) has been in existence for more than six months; (2) has a purpose other than acquiring shares of one or more of the Portfolio at a discount; and (3) has more than 10 members, is available to arrange for group meetings between representatives of the Distributor or Selected Dealers distributing shares of the Portfolio, and agrees to include sales and other materials related to Principal Preservation in its mailings to members at reduced or no cost to the Distributor or Selected Dealers. See "Purchasing Shares -- Reduced Front-end Sales Charge" in the Prospectus.

CLASS B SHARES

         You may purchase Class B shares of the Portfolio. The public offering price of Class B shares is net asset value with no front-end sales charge. However, you pay a contingent deferred sales charge (expressed as a percent of the lesser of the current net asset value or original cost) if the Class B shares are redeemed within six years after purchase (See "How to Purchase Shares" in the Prospectus).

DEALER REALLOWANCES

         The Distributor pays a reallowance to Selected Dealers out of the front-end sales load it receives on sales of Class A shares of the Portfolio, which reallowance is equal to the following percentage of the offering price of such shares:


                  SIZE OF INVESTMENT                          DEALER REALLOWANCE
                  ------------------                          ------------------
                  Less than $25,000                                    4.50%
                  $25,000 but less than $50,000                        4.25%
                  $50,000 but less than $100,000                       4.25%
                  $100,000 but less than $250,000                      3.25%
                  $250,000 but less than %500,000                      2.50%
                  $500,000 but less than $1,000,000                    1.80%
                  $1,000,000 or more                                   0.50%

         In addition, the Distributor may pay an additional commission to participating dealers and participating financial institutions acting as agents for their customers in an amount up to the difference between the sales charge and the selected dealer reallowance in respect of the shares sold. The Distributor may offer additional compensation in the form of trips, merchandise or entertainment as sales incentives to Selected Dealers. The Distributor's sales representatives may not qualify to participate in some of these incentive compensation programs, and the Distributor may offer similar incentive compensation programs in which only its own sales representatives qualify to participate. In addition to the Selected Dealer Reallowances reflected in the table, the Distributor may from time to time pay an additional concession to a Selected Dealer which employs a registered representative who sells, during a specific period, a minimum dollar amount of shares, or may pay an additional concession to Selected Dealers on such terms and conditions as the Distributor determines. In no event will such additional concession paid by the Distributor to the Selected Dealer exceed the difference between the sales charge and the Selected Dealer Reallowance in respect of shares sold by the qualifying registered representatives of the Selected Dealer. Selected Dealers who receive a concession may be deemed to be Aunderwriters@ in connection with sales by them of such shares and in that capacity they may be subject to the applicable provisions of the Securities Act of 1933.

         The Distributor will pay a commission to Selected Dealers who sell Class B shares of the Portfolio in an amount equal to 4.00% of the net asset value of the shares sold.

         The Distributor may make the following payments, out of its own funds, to Selected Dealers when Class A shares are purchased without a front-end sales charge as follows:

                  . Up to 0.75% of the amount invested through the Selected Dealer when at least $1 million of shares
                           are purchased. .        Up to 0.75% of the amount
                           invested through the Selected Dealer by a pension, profit sharing or other employee benefit plan qualified under Section 401 of the Internal Revenue
                           that   also   purchased  shares of   a   Principal
                           Preservation mutual fund prior to July 1, 1998.

                  .        Up to 0.50% of the amount  invested  through  the
                           Selected  Dealer  when the  shares are   purchased
                           with the proceeds of a redemption, within the past 90 days, of a mutual fund which is not related to Principal Preservation and which imposes a sales charge. All or a part of such payment may be conditioned upon the monies remaining invested with Principal Preservation for a minimum period of time.


                              DISTRIBUTION EXPENSES

         Principal Preservation's Distribution Plan (the "Plan") is its written plan contemplated by Rule 12b-1 (the "Rule") under the 1940 Act.

         The Plan authorizes the Distributor to make certain payments to any qualified recipient, as defined in the Plan, that has rendered assistance in the distribution of Principal Preservation's shares (such as sale or placement of Principal Preservation's shares, or administrative assistance, such as maintenance of sub-accounting or other records). Qualified recipients include banks and other financial institutions. The Plan also authorizes the Distributor to purchase advertising for shares of the Portfolio, to pay for sales literature and other promotional material, and to make payments to its sales personnel. The Plan also entitles the Distributor to receive a fee of .25 of 1% on an annual basis of the average daily net assets of Portfolio shares that are owned of record by the Distributor as nominee for the Distributor's customers or which are owned by those customers of the Distributor whose records, as maintained by Principal Preservation or its agent, designate the Distributor as the customer's dealer of record. Any such payments to qualified recipients or expenses will be reimbursed or paid by Principal Preservation, up to maximum annual amounts established under the terms of the Plan.

CLASS A SHARES

         The maximum amount of fees payable under the Plan during any calendar year with respect to Class A Shares of the Portfolio may not exceed an amount equal to 0.25 of 1% of the average daily net assets of the Portfolio over the relevant year.

CLASS B SHARES

         The maximum amount of fees payable under the Plan during any calendar year by the Portfolio may not exceed an amount equal to 1.00 of 1% of the average daily net assets of any such Portfolio over the relevant year as a 12b-1 distribution fee. A part of the distribution fee equal to 0.75 of 1% of the average daily net assets of the Portfolio will be paid to compensate the Distributor for assuming the costs of brokers' commissions in connection with the sale of the Class B shares.

         The Distributor bears its expenses of distribution above the foregoing amounts. No reimbursement or payment may be made for expenses of past fiscal years or in contemplation of expenses for future fiscal years under the Plan.

         The Plan states that if and to the extent that any of the payments by Principal Preservation listed below are considered to be "primarily intended to result in the sale of shares" issued by the Portfolio within the meaning of the Rule, such payments by Principal Preservation are authorized without limit under the Plan and shall not be included in the limitations contained in the Plan: (1) the costs of the preparation, printing and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of Principal Preservation or other funds or other investments; (2) the costs of preparing, printing and mailing of all prospectuses to shareholders; (3) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of Principal Preservation's shares; (4) all legal and accounting fees relating to the preparation of any such reports, prospectuses, proxies and proxy statements; (5) all fees and expenses relating to the qualification of Principal Preservation and or their shares under the securities or "Blue Sky" laws of any jurisdiction; (6) all fees under the 1940 Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of Principal Preservation's shares; (7) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance; (8) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (9) all costs of responding to telephone or mail inquiries of shareholders.

         The Plan also states that it is recognized that the costs of distribution of Principal Preservation's shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the Distributor, and that the profits, if any, of the Advisers are dependent primarily on the advisory fees paid by Principal Preservation to Ziegler. If and to the extent that any investment advisory fees paid by Principal Preservation might, in view of any excess distribution costs, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by Principal Preservation, the payment of such fees is nonetheless authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the 1940 Act as to any investment advisory contract to which Principal Preservation is a party, the Board of Directors including its Directors who are not "interested persons" as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Directors"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the 1940 Act.

         Under the Plan, Principal Preservation is obligated to pay distribution fees only to the extent of expenses actually incurred by the Distributor for the current year, and thus there will be no carry-over expenses from the previous years. The Plan permits the Distributor to pay a portion of the distribution fee to authorized broker dealers, which may include banks or other financial institutions, and to make payments to such persons based on either or both of the following: (1) as reimbursement for direct expenses incurred in the course of distributing Principal Preservation's shares or providing administrative assistance to Principal Preservation or its shareholders, including, but not limited to, advertising, printing and mailing promotional material, telephone calls and lines, computer terminals and personnel (including commissions and other compensation paid to such personnel); and/or (2) at a specified percentage of the average value of certain qualifying accounts of customers of such persons.

         The Plan requires that while it is in effect the Distributor shall report in writing at least quarterly to the Directors, and the Directors shall review, the following: (1) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payment was made; (2) the amounts of expenses and the purpose of each such expense; and (3) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter.

         The Plan will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Directors and its Qualified Directors cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated any time without penalty by a vote of a majority of the Qualified Directors or by the vote of the holders of a majority of the outstanding voting securities of Principal Preservation (or with respect to any Portfolio, by the vote of a majority of the outstanding shares of such Portfolio). The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval. While the Plan is in effect, the selection and nomination of those Directors who are not interested persons of Principal Preservation is committed to the discretion of such disinterested Directors. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Directors.

                   DETERMINATION OF NET ASSET VALUE PER SHARE

         Shares are sold at their net asset value per share plus the applicable sales charge, if any. See "Purchase of Shares." Net asset value per share of the Portfolio is determined by subtracting the Portfolio's liabilities (including accrued expenses and dividends payable) from the Portfolio's total assets (the value of the securities the portfolio holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.

         The net asset value per share will be calculated as of the close of trading on the New York Stock Exchange (the "Exchange") at least once every weekday, Monday through Friday, except on customary national business holidays which result in the closing of the Exchange (including New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

         Securities for which market quotations are readily available will be valued at their last sale price prior to the close of the Exchange, unless there have been no trades on that day and the last sale price is below the bid, or above the asked, price. If the last prior sale price is below the bid, instruments will be valued at the bid price at the close of the Exchange; if the last prior sale price is above the asked, the instrument will be valued at the asked price at the close of the Exchange. Securities and other assets for which quotations are not readily available will be valued at their fair value on a consistent basis using valuation methods determined by the Board of Directors. The Portfolio intends to determine fair value for such securities based in part upon the information supplied by pricing services approved by the Board of Directors. Valuations of portfolio securities furnished by the pricing service will be based upon a computerized matrix system and/or appraisals by the pricing service in each case in reliance upon information concerning market transactions and quotations from recognized securities dealers.


                             PERFORMANCE INFORMATION

         From time to time the Portfolio may advertise its "total return." "Total return" of the Portfolio refers to the average annual total return for one, five and ten year periods (or so much thereof as the Portfolio has been in existence). Total return is the change in redemption value of shares purchased with an initial $1,000 investment, assuming the reinvestment of dividends and capital gain distributions, after giving effect to the maximum applicable sales charge. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and quality of the portfolio and the market conditions during the time period, and should not be considered as a representation of what may be achieved in the future. Investors should consider these factors and possible differences in the methods used in calculating performance information when comparing the Portfolio's performance to performance figures published for other investment vehicles.

         Average annual total return is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or so much thereof as the Portfolio has been in existence) ended on the date of the balance sheet of the Portfolio that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

Where:

         P        =        a hypothetical initial payment of $1,000
         T        =        average annual total return
         n        =        number of years
         ERV      =        ending  redeemable  value of a  hypothetical  $1,000
                           payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods
                           (or fractional portion thereof).

         In some circumstances the Portfolio may advertise its total return for a 1, 2 or 3-year period, or the total return since the Portfolio commenced operations. In such circumstances the Portfolio will adjust the values used in computing return to correspond to the time period for which the information is provided.

         For illustrative purposes, the Portfolio may include in its supplemental sales literature from time to time a mountain graph that advertises the Portfolio's total return by depicting the growth in the value of an initial investment of $10,000 that a shareholder would have experienced in the relevant Portfolio since the commencement of the Portfolio's operations to the present. The presentation consists of a line graph shaded underneath with the value of the amount invested reflected along a vertical axis and the time period from the commencement of the Portfolio's operations through a given date reflected along a horizontal axis.

         In some circumstances the Portfolio may advertise its total return for a 1, 2 or 3-year period, or the total return since the Portfolio commenced operations. In such circumstances, the Portfolio will adjust the values used in computing return to correspond to the time period for which the information is provided.

         Performance information for the Portfolios may be compared to various unmanaged indices, such as the S&P 500 Stock Index or the S&P Midcap 400 Stock Index, as well as indices of similar mutual funds. The Portfolio's advertising may also quote rankings published by other recognized statistical services or publishers such as Lipper Analytical Services, Inc., or Weisenberger Investment Companies Service.

         An illustration may be used comparing the growth in value of an initial investment in the Portfolio compared to a fixed rate of return compounded on a monthly basis. This illustration will reflect the effect of the Portfolio's sales charge and fluctuations in net asset value, and will assume all income and capital gain distributions are reinvested. The fixed rate of return will be clearly stated and presented as a monthly compounded figure, and therefore will not reflect any market fluctuation.

         In advertising and sales literature, the performance of the Portfolio may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Portfolio. Comparison of the Portfolio to an alternative investment will consider differences in features and expected performance.

         All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which Principal Preservation generally believes to be accurate. The Portfolio may also note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. However, Principal Preservation assumes no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Portfolio or Principal Preservation include, but are not limited to, the following:

         The Business Journal                  Milwaukee Journal Sentinel
         Business Week                         Money
         Changing Times                        Mutual Fund Letter
         Chicago Tribune                       Mutual Fund Values
         Chicago Sun-Times                       (Morningstar)
         Crain's Chicago                       Newsweek
         Business                              The New York Times
         Consumer Reports                      Pension and Investments
         Consumer Digest                       Personal Investor
         Financial World                       Stanger Reports
         Forbes                                Time
         Fortune                               USA Today
         Investor's Daily                      U.S. News and World Reports
         Los Angeles Times                     The Wall Street Journal

         When a newspaper, magazine or other publication mentions Principal Preservation or the Portfolio, such mention may include: (i) listings of some or all of the Portfolio's holdings; (ii) descriptions of characteristics of some or all of the securities held by the Portfolio, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information or similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of Principal Preservation or the Portfolio manager's economic and market outlook, general and for the Portfolio.

         The Portfolio may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

         The performance of the Portfolio may be compared to any or all of the following indexes or averages:



Dow-Jones Industrial Average            New York Stock Exchange Composite Index
Russell 2000 Small Stock Index          American Stock Exchange Composite Index
Russell Mid-Cap Stock Index             NASDAQ Composite
Russell 2500 Index                      NASDAQ Industrials
Standard & Poor's 500 Stock Index       (These  indexes  generally  reflect  the
Standard & Poor's 400 Industrials       performance  of  stock  traded  in the
Standard & Poor's Mid-Cap 400 Index     indicated markets.)
Wilshire 5000
Wilshire 4500
Wilshire 4000
(These indexes are widely recognized
indicators of general U.S. stock market
results.)

         The performance of the Portfolio may also be compared to the following mutual fund industry indexes or averages: Value Line Index; Lipper Capital Appreciation Fund Average; Lipper Growth Funds Average; Lipper Mid-Cap Growth Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Morningstar Growth Average; Morningstar Aggressive Growth Average; Morningstar U.S. Diversified Average; Morningstar Equity Fund Average; Morningstar Hybrid Average; Morningstar All Equity Funds Average; and Morningstar General Equity Average.

         The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by
Lipper  Analytical   Services,   Inc.   ("Lipper")  and  by  Morningstar,   Inc.
("Morningstar"), respectively. The Portfolio may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Portfolio to a different category or develop (and place the Portfolio into) a new category, the Portfolio may compare its performance or ranking against other funds in the newly assigned category, as published by the service. Moreover, the Portfolio may compare its performance or ranking against all funds tracked by Lipper or another independent service, and may cite its rating, recognition or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting the Portfolio's risk score (which is a function of the Portfolio's monthly returns less the 3-month

Treasury bill return) from the Portfolio's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risks, or both.

         To illustrate the historical returns on various types of financial assets, the Portfolio may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index. The Portfolio may also use historical data compiled by Prudential Securities, Inc., or by other similar sources believed by Principal Preservation to be accurate, illustrating the past performance of small-capitalization stocks, large-capitalization stocks, common stocks, equity securities, growth stocks (small-capitalization, large-capitalization, or both) and value stock (small-capitalization, large-capitalization, or both).


                                   TAX STATUS

         Each series of a series company, such as Principal Preservation, is treated as a single entity for Federal income tax purposes so that the net realized capital gains and losses of the various portfolios in one fund are not combined.

         The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). In order to qualify as a regulated investment company, the Portfolio must satisfy a number of requirements. Among such requirements is the requirement that less than 30 percent of the Portfolio's gross income be derived from the sale or other disposition of securities (net of losses on designated hedges) held for less than three months. In determining this gross income requirement, a loss from the sale or other disposition of securities does not enter into the computation. If Portfolio were to fail to qualify as a regulated investment company under the Code, it would be treated as a regular corporation whose net taxable income (including taxable dividends and net capital gains), would be subject to income tax at the corporate level, and distributions to shareholders would be subject to a second tax at the shareholder level.

         A portion of the Portfolio's net investment income will qualify for the 70% dividends received deduction for corporations. The aggregate amount eligible for the dividends received deduction may not exceed the aggregate qualifying dividends received by the Portfolio for the year. If less than 100% of the Portfolio's gross income constitutes dividend income, then only a portion of distributions by the Portfolio will be treated as dividend income for purposes of computing the dividends received deduction for corporations.

         Dividends  and  other  distributions  paid  to  individuals  and  other non-exempt payees are subject to a 31% backup Federal withholding tax if the Transfer Agent is not provided with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to such backup withholding or if one of the Portfolio is notified that the shareholder has underreported income in the past. In addition, such backup withholding tax will apply to the proceeds of redemption or repurchase of shares from a shareholder account for which the correct taxpayer identification number has not been furnished. For most individual taxpayers, the taxpayer identification number is the social security number. An investor may furnish the Transfer Agent with such number and the required certifications by completing and sending the Transfer Agent either the Account Application form attached to the Prospectus or IRS Form W-9.

         Interest  on   indebtedness   incurred   (directly  or  indirectly)  by
shareholders to purchase or carry shares will not be deductible for Federal income tax purposes.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         No person controls Principal Preservation or the Portfolio. No person was known to Principal Preservation to own beneficially more than 5% of the outstanding shares of Principal Preservation common stock, or of the Portfolio.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Purchase and sale orders for portfolio securities may be affected through brokers, although it is expected that transactions in debt securities will generally be conducted with dealers acting as principals. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. Purchases and sales of securities traded over-the-counter may be effected through brokers or dealers. Brokerage commissions on securities and options are subject to negotiation between Principal Preservation and the broker.

         Allocation of transactions, including their frequency, to various dealers is determined by the Advisers in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. Principal Preservation may also consider sales of shares of its various series as a factor in the selection of broker-dealers, subject to the policy of obtaining best price and execution. In addition, if Ziegler or another affiliate of an Adviser is utilized as a broker by Principal Preservation, and other clients of such Adviser are considering the same types of transactions simultaneously, the Adviser will allocate the transactions and securities in which they are made in a manner deemed by it to be equitable, taking into account size, timing and amounts. This may affect the price and availability of securities to the Portfolio.


                   COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

         Quarles & Brady LLP, as counsel to Principal Preservation, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of common stock being sold pursuant to the Prospectus. Arthur Andersen LLP, independent public accountants, are the auditors of Principal Preservation.

PRINCIPAL PRESERVATION PORTFOLIOS, INC.
MANAGED GROWTH PORTFOLIO

         215 North Main Street
         West Bend, Wisconsin 53095


INVESTMENT ADVISER

         B.C. Ziegler and Company
         215 North Main Street
         West Bend, Wisconsin  53095

SUB-ADVISER

         Geneva Capital Management, Ltd.
         250 East Wisconsin Avenue
         Suite 1050
         Milwaukee, Wisconsin 53202


DISTRIBUTOR, ACCOUNTING/PRICING AGENT
AND TRANSFER AND DIVIDEND DISBURSING AGENT

         B.C. Ziegler and Company
         215 North Main Street
         West Bend, Wisconsin 53095

CUSTODIAN

         Firstar Bank Milwaukee, N.A.
         777 East Wisconsin Avenue
         Milwaukee, Wisconsin 53202

LEGAL COUNSEL

         Quarles & Brady LLP
         411 East Wisconsin Avenue
         Milwaukee, Wisconsin 53202

INDEPENDENT PUBLIC ACCOUNTANTS

         Arthur Andersen LLP
         100 East Wisconsin Avenue
         Milwaukee, Wisconsin 53202

                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                            MANAGED GROWTH PORTFOLIO




                     ---------------------------------------

                                 JANUARY 1, 1999



                       STATEMENT OF ADDITIONAL INFORMATION

                     ---------------------------------------

                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.

Part C.           Other Information

Item 23.          Exhibits

                  See Exhibit Index following Signature Page, which Exhibit Index is incorporated herein by this reference.

Item 24.          Persons Controlled by or under Common Control with the Fund

                  Not applicable.

Item 25.          Indemnification

                  Reference is made to Article IX of Principal Preservation's Bylaws filed as Exhibit No. 2 to its Registration Statement with respect to the indemnification of Principal Preservation's directors and officers, which is set forth below:

                  Section 9.1. Indemnification of Officers, Directors, Employees and Agents. The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative
                  ("Proceeding"), by reason of the fact that he is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; provided that:

                           (a) whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation ("disabling conduct"); and

                           (b) the Corporation shall not indemnify any person unless:

                                    (1) the court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

                                    (2) absent  such a  decision,  a  reasonable
                                    determination  is made,  based upon a review
                                    of the facts,  by (i) the vote of a majority
                                    of  a  quorum  of  the   Directors   of  the
                                    Corporation   who  are  neither   interested
                                    persons of the Corporation as defined in the
                                    Investment  Company  Act of 1940 nor parties
                                    to the Proceeding, or (ii) if such quorum is
                                    not obtainable,  or even if obtainable, if a
                                    majority of a quorum of Directors  described
                                    in paragraph  (b)(2)(i) above so directs, by
                                    independent   legal  counsel  in  a  written
                                    opinion, that such person was not liable by reason of disabling conduct.

         Expenses (including attorneys' fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

                  (1) such person shall provide adequate security for his undertaking;

                  (2) the Corporation shall be insured against losses arising by reason of such advance; or

                  (3) a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

         Section 9.2 Insurance of Officers, Directors, Employees and Agents. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in or arising out of his position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him.

Item 26. Business and Other Connections of Investment Adviser

         (a)      B.C. Ziegler and Company

                  B.C. Ziegler and Company is a wholly owned subsidiary of The Ziegler Companies, Inc. It currently serves as investment adviser to the Managed Growth Portfolio of Principal Preservation Portfolios, Inc..

                  Set forth below is a list of the officers and directors of B.C. Ziegler and Company as of December 31, 1998, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:


                                             POSITION WITH
                                             B.C. ZIEGLER
NAME                                        AND COMPANY(1)                        OTHER AFFILIATIONS(2)
----                                        --------------                        ---------------------

Peter D. Ziegler                      Chairman  of  the  Board,  President,     Director    of   West   Bend    Mutual
                                      Chief    Executive     Officer    and     Insurance   Company,   1900  S.   18th
                                      Director;    Chairman   --    Ziegler     Avenue,    West    Bend,    WI   53095
                                      Securities                                (insurance   company);   Director   of
                                                                                Trustmark  Insurance Cos. (mutual life
                                                                                insurance company)

S. Charles O'Meara                    Senior  Vice  President,  General         Secretary  of  Principal  Preservation
                                      Counsel,  Corporate  Secretary  and       Portfolios, Inc.
                                      Director

D.A. Wallstead                        Senior   Vice   President  --  Chief
                                      Financial Officer

John C. Wagner                        Senior   Vice   President  -- Ziegler
                                      Investment  Division Retail Sales and
                                      Director

Ronald N. Spears                      Senior   Vice   President  -- Ziegler
                                      Investment Division

Donald A. Carlson, Jr.                Senior Vice President

Michael P. Doyle                      Senior   Vice   President  -- Ziegler
                                      Investment Division Retail Operations

Robert J. Tuszynski                   Senior   Vice   President  -- Ziegler     President,   Chief  Executive  Officer
                                      Investment Division                       and      Director     of     Principal
                                                                                Preservation Portfolios, Inc.

Richard J. Glaisner                   Senior Managing  Director  -- Ziegler     Director  of  Principal   Preservation
                                      Investment Division                       Portfolios, Inc.

R. R. Poggenburg                      Senior   Vice   President  -- Ziegler
                                      Investment Division

D. A. Carlson, Jr.                    President,  Chief  Executive  Officer
                                      and Treasurer -- Ziegler Securities



S. R. Arnold                          Senior    Vice    President   -   TFI
                                      Institutional    Sales   -    Ziegler
                                      Securities

M. P. McDaniel                        Senior Vice  President  and  Director
                                      of  Tax-Exempt  Sales  and  Trading -
                                      Ziegler Securities

T. R. Paprocki                        Senior Vice  President  and  Director
                                      of   Capital    Markets   -   Ziegler
                                      Securities

M. A. Baumgartner                     Senior   Vice   President  -  Ziegler
                                      Securities

D. J. Hermann                         Senior   Vice   President  -  Ziegler
                                      Securities

J. C. Vredenbregt                     Vice   President  -   Treasurer   and
                                      Controller;   Assistant  Treasurer  -
                                      Ziegler Securities



(1)      Ziegler Investment Division and Ziegler Securities are divisions of
         B. C. Ziegler and Company.

(2) Certain of the indicated persons are officers or directors, or both, of B.C. Ziegler and Company's parent, The Ziegler Companies, Inc., and of other subsidiaries of its parent. Other than these affiliations, and except as otherwise indicated on the table, the response is none.

         (b)      Geneva Capital Management Ltd.

                  Geneva Capital Management Ltd. ("Geneva") is a privately owned Wisconsin corporation. Set forth below is a list of the officers and directors of Geneva as of December 31, 1998, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years (the business address of all such persons is c/o Geneva Capital Management L.P., 250 East Wisconsin Avenue, Suite 1050, Milwaukee, Wisconsin 53202):



NAME                                 POSITION WITH GENEVA               OTHER AFFILIATIONS
----                                 --------------------               ------------------

William A. Priebe                    President and Director             None

Amy S. Croen                         Executive   Vice   President  and  None
                                     Director
John J. O'Hare II                    Vice President                     Senior Analyst,  The Nicholas Funds  (registered
                                                                        investment company), from 1992 to 1997
William F. Schneider, M.D.           Director                           Retired Surgeon



Item 27. Principal Underwriters

         (a)

                                                              OTHER INVESTMENT COMPANIES FOR WHICH UNDERWRITER ACTS
                                                                 AS UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER
                                                              -----------------------------------------------------
         UNDERWRITER
         -----------
         B.C. Ziegler and Company                            An  underwriter  for all of the mutual  fund  series of
                                                             Principal   Preservation;   American   Tax-Exempt  Bond
                                                             Trust, Series 1 (and subsequent  series);  Ziegler U.S.
                                                             Government  Securities Trust,  Series 1 (and subsequent
                                                             series);   American   Income   Trust,   Series  1  (and
                                                             subsequent  series);  Ziegler Money Market  Trust;  The
                                                             Insured American  Tax-Exempt Bond Trust,  Series 1 (and
                                                             subsequent  series);  and  principal   underwriter  for
                                                             Portico Funds.

         (b) Set forth below is a list of the officers and directors of B.C. Ziegler and Company as of December 31, 1998, together with information as to their positions with B.C. Ziegler and Company and with Principal Preservation. The address of each officer and director of B.C. Ziegler and Company is 215 North Main Street, West Bend, Wisconsin 53095, Telephone (414) 334-5521.




                                                   POSITION WITH                         POSITION WITH
                NAME                        B.C. ZIEGLER AND COMPANY(1)              PRINCIPAL PRESERVATION
               -----                        ---------------------------             ----------------------


Peter D. Ziegler                      Chairman   of  the  Board,   President,
                                      Chief  Executive  Officer and Director;
                                      Chairman - Ziegler Securities

S. Charles O'Meara                    Senior Vice President, General Counsel,       Secretary
                                      Corporate Secretary and Director

D.A. Wallstead                        Senior    Vice    President   -   Chief
                                      Financial Officer

John C. Wagner                        Senior   Vice   President   -   Ziegler
                                      Investment  Division  Retail  Sales and
                                      Director

Ronald N. Spears                      Senior   Vice   President   -   Ziegler
                                      Investment Division

Donald A. Carlson, Jr.                Senior Vice President

J. C. Vredenbregt                     Vice    President   -   Treasurer   and
                                      Controller;   Assistant   Treasurer   -
                                      Ziegler Securities

Michael P. Doyle                      Senior   Vice   President   -   Ziegler
                                      Investment Division Retail Operations

Robert J. Tuszynski                   Senior   Vice   President   -   Ziegler       President,  Chief Executive  Officer
                                      Investment Division                           and Director

Richard J. Glaisner                   Senior  Managing  Director   -  Ziegler       Director
                                      Investment Division

R. R. Poggenburg                      Senior   Vice   President   -   Ziegler
                                      Investment Division

D. A. Carlson, Jr.                    President,  Chief Executive Officer and
                                      Treasurer - Ziegler Securities

S. R. Arnold                          Senior    Vice    President    -    TFI
                                      Institutional     Sales    -    Ziegler
                                      Securities




                                                   POSITION WITH                          POSITION WITH
                NAME                        B.C. ZIEGLER AND COMPANY(1)               PRINCIPAL PRESERVATION
               -----                        ---------------------------               ----------------------


M. P. McDaniel                        Senior Vice  President  and Director of
                                      Tax-Exempt  Sales and Trading - Ziegler
                                      Securities

T. R. Paprocki                        Senior Vice  President  and Director of
                                      Capital Markets - Ziegler Securities

M. A. Baumgartner                     Senior   Vice   President   -   Ziegler
                                      Securities

D. J. Hermann                         Senior   Vice   President   -   Ziegler
                                      Securities

---------------------------

(1)      Ziegler Investment Division and Ziegler Securities are divisions of
         B. C. Ziegler and Company.

         (c)      Not applicable.

Item 28.          Location of Accounts and Records

                  (a)      B.C. Ziegler and Company
                           215 North Main Street
                           West Bend, Wisconsin 53095

                           General   ledger,   including   subsidiary   ledgers;
                           corporate records and contracts; Portfolio ledger; and shareholder documents, including IRA documents.

                  (b)      Geneva Capital Management, Ltd.
                           250 East Wisconsin Avenue
                           Suite 1050
                           Milwaukee, Wisconsin  53202

                           Transaction journals and confirmations for portfolio trades for the Managed Growth Portfolio.

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this
Post-Effective   Amendment to be  signed  on  its behalf  by  the undersigned, duly authorized, in the City of West Bend, and State of Wisconsin on this 30th day of December, 1998.

                                         PRINCIPAL PRESERVATION PORTFOLIOS, INC.



                                             /s/      ROBERT J. TUSZYNSKI
                                         By: -----------------------------------
                                                  Robert J. Tuszynski, President

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement on Form N-1A has been signed below on this 30th day of December, 1998, by the following persons in the capacities indicated.


                           SIGNATURE                                                    TITLE
                           ---------                                                    -----

/s/ Robert J. Tuszynski                                            Director and President (Chief Executive Officer)
---------------------------------
Robert J. Tuszynski

/s/ Franklin P. Ciano                                              Chief  Financial  Officer and  Treasurer  (Chief
---------------------------------                                  Financial and Accounting Officer)
Franklin P. Ciano

Richard H. Aster*                                                  Director
---------------------------------
Richard H. Aster

August J. English*                                                 Director
---------------------------------
August J. English

Ralph J. Eckert*                                                   Director
---------------------------------
Ralph J. Eckert

Richard J. Glaisner*                                               Director
---------------------------------
Richard J. Glaisner


*By:   /s/  Robert  J.  Tuszynski
       ---------------------------
       Robert  J.  Tuszynski
       pursuant  to a Power of
       Attorney dated  May 15, 1998
       (filed  as part of  Post-
       Effective  Amendment  No. 44
       to the Fund's  Registration
       Statement on Form N-1A)

                                  EXHIBIT INDEX
                                  -------------


EXHIBIT
NUMBER                                                         DESCRIPTION
-------                                                        -----------

(A)(1)                   Restated and Amended Articles of Incorporation(7)

(A)(2)                   December 29, 1995 Articles Supplementary(1)

(A)(3)                   Articles Supplementary for PSE Tech 100 Index Portfolio(4)

(A)(4)                   Articles Supplementary for Managed Growth Portfolio

(B)                      By-Laws, as amended through January 20, 1995(7)

(C)                      The Registrant's Amended and Restated Operating Plan(8)

(D)(1)                   Investment Advisory Agreement pertaining to assets of Dividend Achievers Portfolio(3)

(D)(2)                   Investment Advisory Agreement  pertaining to the assets
                         of  Tax-Exempt,  S&P 100  Plus,  Government,  Wisconsin
                         Tax-Exempt,   Select  Value  and  PSE  Tech  100  Index
                         Portfolios(4)

(D)(3)                   Investment Advisory Agreement pertaining to the assets of the Managed Growth Portfolio

(D)(4)                   Sub-Advisory Agreement with Skyline Asset Management, L.P.(3)

(D)(5)                   Investment  Advisory  Agreement with Ziegler Asset Management,  Inc. with respect to the
                         Cash Reserve Portfolio(2)

(D)(6)                   Sub-Advisory Agreement with Geneva Capital Management Ltd.

(E)(1)                   Distribution Agreement(4)

(E)(2)                   Form of Selected Dealers Agreement(10)

(F)                      N/A

(G)                      Custodian Agreement with Firstar Trust Company(9)

(H)(1)                   Transfer and Dividend Disbursing Agent Agreement(4)

(H)(2)                   License Agreement with Standard & Poor's Corporation(*)

(H)(3)                   Accounting/Pricing Agreement between Registrant and B.C. Ziegler and Company(10)

(H)(4)                   Shareholder  Servicing  Agreement  by and  between  B.C.  Ziegler  and  Company  and the
                         Registrant, as amended, relating to Class X Shares of the Cash Reserve Portfolio(5)


EXHIBIT
NUMBER                                   DESCRIPTION
-------                                  -----------

(H)(5)        Administrative  Services  Agreement with Ziegler Asset Management,
              Inc. with respect to the Cash Reserve Portfolio(1)

(H)(6)        License Agreement with Pacific Stock Exchange Incorporated(6)

(I)           Opinion of Counsel(7)

(J)(1)        Consent of Independent Public Accountants

(J)(2)        Consent of Counsel

(K)           N/A

(L)           N/A

(M)           Amended and Restated Distribution Plan Pursuant to Rule 12b-1(10)

(N)           N/A

(O)           See Exhibit (C)

---------------------

* Denotes previously filed as part of Registrant's Registration Statement on Form N-1A or an amendment thereto, and incorporated herein by reference.

(1) Previously filed as part of Registrant's Registration Statement on Form N-14 (Reg. No. 33-99010) filed with the Commission on November 3, 1995.

(2) Previously filed as part of Post-Effective Amendment No. 31 to this Registration Statement filed with the Commission on December 29, 1995.

(3) Previously filed as part of Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on March 1, 1996.

(4) Previously filed as part of Post-Effective Amendment No. 33 to this Registration Statement filed with the Commission on March 27, 1996.

(5) Previously filed as part of Post-Effective Amendment No. 36 to this Registration Statement filed with the Commission on December 10, 1996.

(6) Previously filed as part of Post-Effective Amendment No. 37 to this Registration Statement filed with the Commission on February 28, 1997.

(7) Previously filed as part of Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on April 30, 1997.

(8) Previously filed as part of Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on April 2, 1998.

(9) Previously filed as part of Post-Effective Amendment No. 43 to this Registration Statement filed with the Commission on May 1, 1998.

(10) Previously filed as part of Post-Effective Amendment No. 46 to this Registration Statement filed with the Commission on October 15, 1998.

                                 EXHIBIT (A)(4)

               ARTICLES SUPPLEMENTARY FOR MANAGED GROWTH PORTFOLIO

                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                             ARTICLES SUPPLEMENTARY


         The Board of Directors of Principal Preservation Portfolios, Inc., a corporation organized and existing under the laws of the State of Maryland, by Resolution adopted on July 31, 1998 by a majority of the Directors of said corporation, has established and designated 50,000,000 shares of its previously authorized but unissued common stock, 1/10 of 14 ($.001) par value per share, as an additional series to be known as the Principal Preservation Managed Growth Portfolio. Shares of such series shall have the preferences, rights, voting powers, restrictions, limitations as to dividends, qualifications and other conditions of redemption as set forth in Section 7.2 of Principal Preservation Portfolios, Inc.'s Articles of Incorporation. With the addition of this series, the presently designated series of shares of Principal Preservation Portfolios, Inc.'s common stock consist of the following:



         SERIES                                                                 NO. OF SHARES
         ------                                                                 -------------
         Tax-Exempt Portfolio                                                       50 million
         Government Portfolio                                                       50 million
         Dividend Achievers Portfolio
              Class A Common Stock                                                  25 million
              Class B Common Stock                                                  25 million
         S&P 100 Plus Portfolio
              Class A Common Stock                                                  25 million
              Class B Common Stock                                                  25 million
         Wisconsin Tax-Exempt Portfolio                                             50 million
         Select Value Portfolio
              Class A Common Stock                                                  25 million
              Class B Common Stock                                                  25 million
         Cash Reserve Portfolio
              Class X Common Stock                                                 200 million
              Class Y Common Stock                                                 200 million
         PSE Tech 100 Index Portfolio
              Class A Common Stock                                                  25 million
              Class B Common Stock                                                  25 million
         Managed Growth Portfolio
              Class A Common Stock                                                  25 million
              Class B Common Stock                                                  25 million

         This action does not alter the number of authorized shares of Principal Preservation, which consists of one billion shares, par value $0.001 per share. The Board of Directors has taken this action pursuant to the powers conferred upon it under Section 7.1 of Principal Preservation Portfolios, Inc.'s Articles of Incorporation and Section 2.208 of the Maryland General Corporation Law.

                                         PRINCIPAL PRESERVATION PORTFOLIOS, INC.


                                              /s/  Robert J. Tuszynski
                                          By: ------------------------------
                                              Robert J. Tuszynski, President

                                          Attest:


                                              /s/ S. Charles O'Meara
                                          By: -----------------------------
                                              S. Charles O'Meara, Secretary


STATE OF WISCONSIN                          )
                                            ) SS
COUNTY OF WASHINGTON                        )


         On this 23rd day of December, 1998, before me a Notary Public for the State and County set forth above, personally came Robert J. Tuszynski, as President of Principal Preservation Portfolios, Inc., and S. Charles O'Meara, as Secretary of Principal Preservation Portfolios, Inc., and in their said capacities each acknowledged the foregoing Articles Supplementary to be the act and deed of said corporation and further acknowledged that, to the best of their knowledge, the matters and facts set forth are true in all material respects under the penalties of perjury.

         IN WITNESS WHEREOF, I have signed below in my own hand and attached my official seal on the day and year set forth above.

[Notary Seal]                                   /s/ Charles M. Weber
                                                --------------------------------
                                                Notary Public
                                                My Commission expires: permanent

                                 EXHIBIT (D)(3)

                          INVESTMENT ADVISORY AGREEMENT
                     PERTAINING TO MANAGED GROWTH PORTFOLIO

                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                          INVESTMENT ADVISORY AGREEMENT

         AGREEMENT made as of the 31st day of December, 1998, by and between PRINCIPAL PRESERVATION PORTFOLIOS, INC., a Maryland corporation (the "Fund"), and B.C. ZIEGLER AND COMPANY, a Wisconsin corporation (the "Advisor").

                              W I T N E S S E T H:

         In consideration of the mutual promises and agreements herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, it is hereby agreed by and between the parties hereto as follows:

         1.       In General

                  The Fund hereby appoints the Advisor to act as investment advisor with respect to each series of its common stock listed on Exhibit A attached hereto. Each series is referred to herein as a "Portfolio," and collectively as the "Portfolios." The Advisor agrees to provide professional investment management with respect to the investment of the assets of each Portfolio and to supervise and arrange the purchase and sale of securities held in the portfolio of each Portfolio and generally administer the affairs of the Fund. The advisor may engage, on behalf of the Fund or any Portfolio and with the required consent of the shareholders thereof, the services of a Sub-Advisor, subject to any limitations imposed by the Investment Company Act of 1940 (the "Act"). It is understood that the Fund may create one or more additional series of shares and that, if it does so, this Agreement may be amended to include additional series under the terms of this Agreement.

         2. Duties and Obligations of the Advisor With Respect to Management of the Fund

                  (a) Subject to the succeeding provisions of this section and subject to the direction and control of the Board of Directors of the Fund, the Advisor shall:

                           (i) Decide what securities shall be purchased or sold by each Portfolio and when; and

                           (ii)     Arrange  for the  purchase  and the  sale of
                                    securities  held  in the  portfolio  of each
                                    Portfolio  by  placing   purchase  and  sale
                                    orders for each Portfolio.

                  (b) Any purchases or sales of portfolio securities on behalf of the Portfolios shall at all times conform to, and be in accordance with, any requirements imposed by: (1) the provisions of the Act and of any rules or regulations in force thereunder; (2) any
                           other   applicable   provisions of law;   (3)  the
                           provisions of the Articles of Incorporation and By-Laws of the Fund as amended from time to time; (4) any policies and determinations of the Board of Directors of the Fund; and (5) the fundamental policies of the Fund, as reflected in its registration statement under the Act, or as amended by the shareholders of the Fund.

                  (c) The Advisor shall also administer the affairs of the Fund and, in connection therewith, shall be responsible for (i) maintaining the Fund's books and records, (other than financial or accounting books and records maintained by any accounting services agent and such records maintained by the Fund's custodian or transfer agent); overseeing the Fund's insurance relationships; (iii) preparing for the Fund (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Fund's shareholders and Directors and reports to and other filings with the Securities and Exchange Commission and other governmental agency (the Fund agreeing to supply or cause to be supplied to the Advisor all necessary financial and other information in connection with the foregoing); (iv) preparing such applications and reports as may be necessary to register or maintain the Fund's registration and/or the registration of the shares of the Portfolios under the securities or "blue sky" laws of the various states selected by the Fund's Distributor (a Portfolio or Portfolios agreeing to pay all filing fees or other similar fees in connection therewith);
                           (v)  responding to all inquiries or other
                           communications of shareholders, if any, which are directed to the Advisor, or if any such inquiry or communication is more properly to be responded to by the Fund's custodian, transfer agent or accounting services agent, overseeing their response thereto; (vi) overseeing all relationships between the Fund and its custodian(s), transfer agent(s) and accounting services agent(s), including the negotiation of agreements and the supervision of the performance of such agreements; and (vii) authorizing and directing any of the Advisor's directors, officers and employees who may be elected as Directors or officers of the Fund to serve in the capacities in which they are elected. All services to be furnished by the Advisor under this Agreement may be furnished through the medium of any such Directors, officers or employees of the Advisor.

                  (d) The Advisor shall give the fund the benefit of its best judgment and effort in rendering services hereunder. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties ("disabling conduct") hereunder on the part of the Advisor (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Advisor) the Advisor shall not be subject to liability to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with rendering services hereunder, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which this Agreement related, except to the extent specified in Section 36(b) of the Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such disabling conduct, the Fund shall indemnify the Advisor (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Advisor) from any liability arising from the Advisor's conduct under this Agreement to the extent permitted by the Fund's Articles of Incorporation, By-Laws and applicable law.

                  (e) Nothing in this Agreement shall prevent the Advisor or any affiliated person (as defined in the Act) of the Advisor from acting as investment adviser or manager and/or principal underwriter for any other person, firm or corporation and shall not in any way limit or restrict the advisor or any such affiliated person from buying, selling or trading any securities for its or their own accounts or the accounts of others for whom it or they may be acting, provided, however, that the Advisor expressly represents that it will undertake no activities which, in its judgment, will adversely affect the performance of its obligations to the Fund under this Agreement.

                  (f)      It  is  agreed  that  the   Advisor   shall  have  no
                           responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the Act or the Securities Act of 1933 except for information supplied by the Advisor for inclusion therein.

         3.       BROKER-DEALER RELATIONSHIPS

                  In connection with its duties set forth in Section 2(a)(ii) of this Agreement to arrange for the purchase and the sale of securities held by each Portfolio by placing purchase and sale orders for the Portfolio, the Advisor and/or any Sub-Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's or Sub-Advisor's judgment, implement the policy of the Fund to achieve "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor and/or Sub-Advisor is also authorized to consider whether the broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor or Sub-Advisor. The commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Adviser and/or Sub-Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's or the Sub-Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion. The Advisor and/or Sub-Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. To demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor and/or Sub-Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by this Agreement; (ii) provide lawful and appropriate assistance to the Advisor and/or Sub-Advisor in the performance of its decision-making responsibilities; and (iii) were within a reasonable range as compared to the rates charged by qualified brokers to other institutional investors as such rates may become known from available information. The Fund recognizes that, on any particular transaction, a higher than usual commission may be paid due to the difficulty of the transaction in question. The Advisor and/or Sub-Advisor is also authorized to consider sales of shares as a factor in the selection of brokers to execute brokerage and principal transactions, subject to the requirements of "best execution," as defined above.

         4.       ALLOCATION OF EXPENSES

                  The  Advisor  agrees  that it will  furnish  the Fund,  at the
Advisor's expense, with all office space and facilities, and equipment and clerical personnel necessary for carrying out its duties under this Agreement. The Advisor will also pay all compensation of all Directors, officers and employees of the Fund who are affiliated persons of the Advisor. All costs and expenses not expressly assumed by the Advisor under this Agreement shall be paid by the Fund, including, but not limited to (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's custodian, shareholder servicing or transfer agent and accounting services agent; (vii) expenses incident to the issuance of its shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (viii) fees and expenses incident to the registration under Federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices proxy material and prospectuses to shareholders of the Fund;
(x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor or other industry association; (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations which the Fund may have to indemnify its officers and Directors with respect thereto; and (xiii) all expenses which the Fund or a Portfolio agrees to bear in any distribution agreement or in any plan adopted by the Fund and/or a Portfolio pursuant to Rule 12b-1 under the Act.

         5.       COMPENSATION OF THE ADVISOR

                  (a) The Fund agrees to pay the Advisor and the Advisor agrees to accept as full compensation for all services rendered by the Advisor as such, an annual management fee, payable monthly and computed on the value of the average daily net asset value of the Portfolio as shown on Exhibit A attached hereto.

                  (b) In the event the expenses of a Portfolio (including the fees of the Advisor and amortization of organization expenses but excluding interest, taxes, brokerage commissions, extraordinary expenses and sales charges and distribution fees) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess. Any such reductions are subject to readjustment during the year. The payment of the management fee at the end of any month will be reduced or postponed or, if necessary, a refund will be made to a Portfolio so that at any time will there be any accrued but unpaid liability under this expense limitation.

         6.       DURATION AND TERMINATION

                  (a) This Agreement shall go into effect as to each Portfolio on the date set forth on Exhibit A attached hereto and shall, unless terminated as hereinafter provided, continue in effect until December 31, 2000 and thereafter from year to year, but only so long as such continuance is specifically approved at least annually by: (i) the vote of a majority of the Directors who are not parties to this Agreement or "interested persons" (as defined in the Act) of any such party case in person at a meeting called for the purpose of voting on such approval; and (ii) either by a vote of a majority of the Board of Directors or by the vote of the holders of a "majority" (as defined in the Act) of the outstanding voting securities of the Fund (or with respect to any Portfolio, by the vote of a majority of the outstanding shares of such Portfolio).

                  (b) This Agreement may be terminated by the Advisor at any time without penalty upon giving the Fund sixty
                           (60) days' written notice (which notice may be waived by the Fund) and may be terminated by the Fund at any time without penalty upon giving the Advisor sixty (60) days' written notice (which notice may be waived by the Advisor), provided that such termination by the Fund shall be directed or approved by the vote of a majority of all of its Directors in office at the time or by the vote of the holders of a majority (as defined in the Act) of the voting securities  of  the  Fund,  or  with  respect  to any
                           Portfolio by the vote of a majority of the outstanding shares of such Portfolio. This Agreement shall automatically terminate in the event of its assignment (as defined in the Act).

         IN WITNESS WHEREOF, the parties hereto have caused the foregoing instrument to be executed by duly authorized persons and their seals to be hereunto affixed, all as of the day and year first above written.

                                         PRINCIPAL PRESERVATION PORTFOLIOS, INC.



                                         By: /s/  Robert J. Tuszynski
                                             ------------------------------
                                             Robert J. Tuszynski, President


                                         B.C. ZIEGLER AND COMPANY



                                         By: /s/  Peter D. Ziegler
                                             -------------------------------
                                             Peter D. Ziegler, President and
                                             Chief Executive Officer

                                                                       EXHIBIT A


                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                          INVESTMENT ADVISORY AGREEMENT


1.       MANAGED GROWTH PORTFOLIO.

         a. Effective Date: Effective Date of Post-Effective Amendment No. 47 to Principal Preservation's Registration Statement on Form N-1A (December 31, 1998)

         b. Management Fee: The management fee for this Portfolio, calculated in accordance with paragraph 5 of the Principal Preservation Portfolios, Inc. Investment Advisory Agreement, shall be at an annual rate of 0.75 of 1% of the first $250 million of the average daily net assets of the Portfolio, and
                  0.65 of 1% on average daily net assets in excess of $250 million.

                                 EXHIBIT (D)(6)

           SUB-ADVISORY AGREEMENT WITH GENEVA CAPITAL MANAGEMENT LTD.

                             SUB-ADVISORY AGREEMENT


         THIS SUB-ADVISORY AGREEMENT (this "Agreement") is made as of the 1st day of January 1999, by and among PRINCIPAL PRESERVATION PORTFOLIOS, INC., a Maryland corporation (the "Fund"), B.C. ZIEGLER AND COMPANY, a Wisconsin corporation (the "Adviser"), and GENEVA CAPITAL MANAGEMENT LTD., a Wisconsin corporation (the "Sub-Adviser").

                               W I T N E S S E T H

         For good and valuable consideration, the receipt of which is hereby acknowledged, it is hereby agreed by and among the parties hereto as follows:

         1.       IN GENERAL

                           The  Sub-Adviser  agrees,  as more  fully  set  forth
                  herein, to act as Sub-Adviser to the Fund with respect to the investment and reinvestment of the assets of the Managed Growth Portfolio (the "Portfolio"). The Sub-Adviser agrees to supervise and arrange the purchase of securities and the sale of securities held in the investment portfolio of the Portfolio.

         2. DUTIES AND OBLIGATIONS OF THE SUB-ADVISER WITH RESPECT TO INVESTMENTS OF ASSETS OF THE PORTFOLIO

                           (a) Subject to the succeeding provisions of this section and subject to the oversight and review of the Adviser and the direction and control of the Board of Directors of the Fund, the Sub-Adviser shall:

                                    (i)     Determine what securities shall be
                           purchased or sold by  Portfolio;

                                    (ii)    Arrange for the purchase and the
                           sale of securities held in the Portfolio; and

                                    (iii)  Provide the Adviser and the Directors
                           with such reports as may reasonably be requested in connection with the discharge of the foregoing responsibilities and the discharge of the Adviser's responsibilities under its Investment Advisory Agreement with the Fund and those of B.C. Ziegler and Company (the "Distributor") under its Distribution Agreement with the Fund.

                           (b) Any  investment  purchases  or sales  made by the
                  Sub-Adviser under this section shall at all times conform to, and be in accordance with, any requirements imposed by: (1) the provisions of the Investment Company Act of 1940 (the "Act") and of any rules or regulations in force thereunder; and (2) the provisions of the Articles of Incorporation and By-Laws of the Fund as amended from time to time; (3) any policies and determinations of the Board of Directors of the Fund; and (4) the fundamental policies of the Portfolio, as reflected in the Fund's registration statement (or post-effective amendments thereto) under the Act and the Securities Act of 1933 (including the Portfolio's current
                  Prospectus and Statement of Additional Information), or as amended by the shareholders of the Portfolio; provided that copies of the items referred to in clauses (2), (3) and (4) shall have been furnished to the Sub-Adviser.

                           (c) The  Sub-Adviser  shall give the Fund the benefit
                  of its best judgment and effort in rendering services hereunder. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties ("disabling conduct") hereunder on the part of the Sub-Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Sub-Adviser) the Sub-Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services hereunder, including without limitation any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which this Agreement relates, except to the extent specified in Section 36(b) of the Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such disabling conduct, the Fund shall indemnify the Sub-Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Sub-Adviser) against any liability arising from the Sub-Adviser's conduct under this Agreement to the extent permitted by the Fund's Articles of Incorporation, By-Laws and applicable law.

                           (d) Nothing in this Agreement shall prevent the Sub-Adviser or any affiliated person (as defined in the Act) of the Sub-Adviser from acting as investment advisor or manager for any other person, firm or corporation and shall not in any way limit or restrict the Sub-Adviser or any such affiliated person from buying, selling or trading any securities for its or their own accounts or for the accounts of others for whom it or they may be acting, provided, however, that the Sub-Adviser expressly represents that it will undertake no activities which, in its judgment, will adversely affect the performance of its obligations to the Fund under this Agreement or under the Act. It is agreed that the Sub-Adviser shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the Act and the Securities Act of 1933 (and will be indemnified by the Fund for claims related thereto), except for information supplied by the Sub-Adviser for inclusion therein. The Sub-Adviser shall be deemed to be an independent contractor and, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

                           (e) In connection  with its duties to arrange for the
                  purchase and sale of the Portfolio's portfolio securities, the Sub-Adviser shall follow the principles set forth in any investment advisory agreement in effect from time to time between the Fund and the Adviser, provided that a copy of any such agreement shall have been provided to the Sub-Adviser. The Sub-Adviser will promptly communicate to the Adviser and to the officers and the Directors of the Fund such information relating to portfolio transactions as they may reasonably request.

         3.       ALLOCATION OF EXPENSES

                           The Sub-Adviser agrees that it will furnish the Fund,
                  at the Sub-Adviser's expense, with all office space and facilities, equipment and clerical personnel that the Sub-Adviser reasonably deems necessary for carrying out its duties under this Agreement. Such office space, facilities, equipment and personnel may be used by the Sub-Adviser for its services to other clients. The Sub-Adviser will also pay all compensation of those of the Fund's officers and employees, if any, and of those Directors, if any, who in each case are affiliated persons of the Sub-Adviser.

         4.       CERTAIN RECORDS

                           Any records  required to be maintained  and preserved
                  pursuant to the provisions of Rule 31a-1 and Rule 31a-2 under the Act which are prepared or maintained by the Sub-Adviser on behalf of the Fund are the property of the Fund and will be surrendered promptly to the Fund or the Adviser on request.

         5.       REFERENCE TO THE SUB-ADVISER

                           Neither the Fund nor the Adviser or any  affiliate or
                  agent thereof shall make reference to or use the name of the Sub-Adviser or any of its affiliates in any advertising or promotional materials without the prior approval of the
                  Sub-Adviser,   which  approval   shall  not  be   unreasonably
                  withheld.

         6.       COMPENSATION OF THE SUB-ADVISER

                  The Adviser agrees to pay the Sub-Adviser, and the Sub-Adviser agrees to accept as full compensation for all services rendered by the Sub-Adviser as such, a management fee as specified on Exhibit A.

         7.       DURATION AND TERMINATION

                           (a) This  Agreement  shall go into effect on the date
                  hereof. This Agreement shall, unless terminated as hereinafter provided, continue in effect for a period of two years, and thereafter from year to year, but only so long as such continuance is specifically approved at least annually by a majority of the Fund's Board of Directors, or by the vote of the holders of a "majority" (as defined in the Act) of the outstanding voting securities of the Portfolio, and, in either case, a majority of the Directors who are not parties to this Agreement or "interested persons" (as defined in the Act) of any such party cast in person at a meeting called for the purpose of voting on such approval.

                           (b) This Agreement may be terminated by the Sub-Adviser at any time without penalty upon giving the Fund and the Adviser sixty (60) days' written notice (which notice may be waived by the Fund and the Adviser) and may be terminated by the Fund or the Adviser at any time without penalty upon giving the Sub-Adviser sixty (60) days' written notice (which notice may be waived by the Sub-Adviser), provided that such termination by the Fund shall be directed or approved by the vote of a majority of all of its Directors in office at the time or by the vote of the holders of a "majority" (as defined in the Act) of the voting securities of the Portfolio. This Agreement shall automatically terminate in the event of its "assignment" (as defined in the Act). This Agreement will also automatically terminate in the event that the Investment Advisory Agreement by and between the Fund and the Adviser is terminated for any reason.

         IN WITNESS WHEREOF, the parties hereto have caused the foregoing instrument to be executed by their duly authorized officers and their seals to be hereto affixed, all as of the day and year first above written.



PRINCIPAL PRESERVATION                 B.C. ZIEGLER AND COMPANY
  PORTFOLIOS, INC.

    /s/  Robert J. Tuszynski               /s/  Peter D. Ziegler
By: ------------------------------     By: -------------------------------------
    Robert J. Tuszynski, President         Peter D. Ziegler, President and Chief
                                           Executive Officer

                                       GENEVA CAPITAL MANAGEMENT LTD.



                                       By:  /s/  Amy S. Croen
                                            ------------------------
                                       Its: Executive Vice President

                                                                       EXHIBIT A


                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                         GENEVA CAPITAL MANAGEMENT LTD.

                             SUB-ADVISORY AGREEMENT


Managed Growth Portfolio

         Management Fee: computed daily and paid monthly at the annual rate of 0.375% on the Portfolio's first $250 million of average daily net assets, 0.350% on the next $250 million of average daily net assets and 0.325% on average daily net assets in excess of $500 million.

                                 EXHIBIT (J)(1)

                    CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

                       CONSENT OF INDEPENDENT ACCOUNTANTS


         We hereby consent to the references to us under the headings "Counsel and Independent Public Accountants" and "Experts" in the Statement of Additional Information constituting a part of this Post-Effective Amendment on Form N-1A of Principal Preservation Portfolios, Inc.

                                                             ARTHUR ANDERSEN LLP

                                                         /s/ Arthur Andersen LLP



Milwaukee, Wisconsin
December 30, 1998

                                 EXHIBIT (J)(2)

                            CONSENT OF LEGAL COUNSEL

                            CONSENT OF LEGAL COUNSEL


         With regard to this Post-Effective Amendment to the Registration Statement on Form N-1A of Principal Preservation Portfolios, Inc., we hereby consent to the reference to our firm in the Prospectus and Statement of Additional Information constituting parts of such Registration Statement and the incorporation by reference of our legal opinion to such Registration Statement.

                                                             QUARLES & BRADY LLP

                                                         /s/ Quarles & Brady LLP



Milwaukee, Wisconsin
December 30, 1998